EQUITABLE AMERICA VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Equitable America Variable Account A indicated in the table below as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Equitable America Variable Account A as of December 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Money Market
1290 VT GAMCO Mergers & Acquisitions	EQ/Morgan Stanley Small Cap Growth
1290 VT GAMCO Small Company Value	EQ/PIMCO Ultra Short Bond
1290 VT Socially Responsible	EQ/Quality Bond PLUS
BNY Mellon Stock Index Fund, Inc.	EQ/Small Company Index
EQ/AB Small Cap Growth	EQ/T.Rowe Price Growth Stock
EQ/Aggressive Allocation	EQ/Value Equity
EQ/All Asset Growth Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Capital Group Research	Franklin Income VIP Fund
EQ/Conservative Allocation	Franklin Rising Dividends VIP Fund
EQ/Conservative-Plus Allocation	Invesco V.I. Diversified Dividend Fund
EQ/Core Bond Index	Invesco V.I. Global Core Equity Fund
EQ/Core Plus Bond	Invesco V.I. Global Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Health Care Fund
EQ/Intermediate Government Bond	Invesco V.I. Technology Fund
EQ/Janus Enterprise	Janus Henderson Balanced Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Enterprise Portfolio
EQ/Large Cap Value Index	Janus Henderson Forty Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Global Research Portfolio
EQ/Loomis Sayles Growth	Janus Henderson Overseas Portfolio
EQ/MFS International Growth	MFS® Utilities Series
EQ/Mid Cap Index	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Mid Cap Value Managed Volatility	ProFund VP Bear
EQ/ Moderate Allocation	ProFund VP Rising Rates Opportunity
EQ/Moderate-Plus Allocation	ProFund VP Ultrabull

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 14, 2023

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account A since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

Equitable America Variable Account A

Statement of Assets and Liabilities

December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Assets:
Investments in shares of the Portfolios, at fair value	$8,786,059	$1,343,188	$79,213,833	$1,504,734	$14,964,705	$913,954
Receivable for shares of the Portfolios sold	14,683	2,580	103,370	1,774	18,418	10,117
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	8,800,742	1,345,768	79,317,203	1,506,508	14,983,123	924,071

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	14,683	2,580	103,370	1,774	18,418	10,117
Total liabilities	14,683	2,580	103,370	1,774	18,418	10,117

Net Assets	$8,786,059	$1,343,188	$79,213,833	$1,504,734	$14,964,705	$913,954

Net Assets:
Accumulation unit values	$8,786,059	$1,343,188	$79,213,833	$1,504,734	$14,964,705	$913,954
Total Net Assets	$8,786,059	$1,343,188	$79,213,833	$1,504,734	$14,964,705	$913,954

Investments in shares of the Portfolios, at cost	$8,992,285	$1,426,410	$55,269,680	$932,766	$11,081,715	$1,179,871

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Assets:
Investments in shares of the Portfolios, at fair value	$1,288,372	$68,022,409	$18,360,819	$1,170,668	$697,972	$9,440,918
Receivable for shares of the Portfolios sold	1,522	81,909	22,418	6,961	783	13,871
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	1,289,894	68,104,318	18,383,237	1,177,629	698,755	9,454,789

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	1,522	81,909	22,418	6,961	783	13,871
Total liabilities	1,522	81,909	22,418	6,961	783	13,871

Net Assets	$1,288,372	$68,022,409	$18,360,819	$1,170,668	$697,972	$9,440,918

Net Assets:
Accumulation unit values	$1,288,372	$68,022,409	$18,360,819	$1,170,668	$697,972	$9,440,918
Total Net Assets	$1,288,372	$68,022,409	$18,360,819	$1,170,668	$697,972	$9,440,918

Investments in shares of the Portfolios, at cost	$1,590,967	$79,531,764	$18,802,365	$1,419,320	$861,350	$10,330,484

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Assets:
Investments in shares of the Portfolios, at fair value	$1,179,072	$1,747,637	$4,065,653	$5,509,477	$5,693,356	$7,947,868
Receivable for shares of the Portfolios sold	2,491	3,038	7,162	20,485	6,291	12,457
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	1,181,563	1,750,675	4,072,815	5,529,962	5,699,647	7,960,325

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	2,491	3,038	7,162	20,485	6,291	12,457
Total liabilities	2,491	3,038	7,162	20,485	6,291	12,457

Net Assets	$1,179,072	$1,747,637	$4,065,653	$5,509,477	$5,693,356	$7,947,868

Net Assets:
Accumulation unit values	$1,179,072	$1,747,637	$4,065,653	$5,509,477	$5,693,356	$7,947,868
Total Net Assets	$1,179,072	$1,747,637	$4,065,653	$5,509,477	$5,693,356	$7,947,868

Investments in shares of the Portfolios, at cost	$1,342,433	$1,744,029	$4,354,962	$5,381,698	$6,922,629	$5,897,083

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Assets:
Investments in shares of the Portfolios, at fair value	$2,266,925	$41,914,470	$6,864,305	$6,238,960	$8,839,007	$5,189,604
Receivable for shares of the Portfolios sold	2,570	61,544	7,604	19,351	13,510	-
Receivable for policy-related transactions	-	-	-	-	-	23,657
Total assets	2,269,495	41,976,014	6,871,909	6,258,311	8,852,517	5,213,261

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	23,657
Payable for policy-related transactions	2,570	61,544	7,604	19,351	13,510	-
Total liabilities	2,570	61,544	7,604	19,351	13,510	23,657

Net Assets	$2,266,925	$41,914,470	$6,864,305	$6,238,960	$8,839,007	$5,189,604

Net Assets:
Accumulation unit values	$2,266,925	$41,914,470	$6,864,305	$6,238,960	$8,839,007	$5,189,604
Total Net Assets	$2,266,925	$41,914,470	$6,864,305	$6,238,960	$8,839,007	$5,189,604

Investments in shares of the Portfolios, at cost	$1,985,268	$43,477,257	$7,078,697	$4,905,468	$7,061,468	$6,375,434

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Assets:
Investments in shares of the Portfolios, at fair value	$2,906,993	$21,752,977	$7,140,695	$1,460,987	$2,503,861	$2,006,294
Receivable for shares of the Portfolios sold	3,333	-	9,351	2,553	2,702	12,598
Receivable for policy-related transactions	-	84,378	-	-	-	-
Total assets	2,910,326	21,837,355	7,150,046	1,463,540	2,506,563	2,018,892

Liabilities:
Payable for shares of the Portfolios purchased	-	84,378	-	-	-	-
Payable for policy-related transactions	3,333	-	9,351	2,553	2,702	12,598
Total liabilities	3,333	84,378	9,351	2,553	2,702	12,598

Net Assets	$2,906,993	$21,752,977	$7,140,695	$1,460,987	$2,503,861	$2,006,294

Net Assets:
Accumulation unit values	$2,906,993	$21,752,977	$7,140,695	$1,460,987	$2,503,861	$2,006,294
Total Net Assets	$2,906,993	$21,752,977	$7,140,695	$1,460,987	$2,503,861	$2,006,294

Investments in shares of the Portfolios, at cost	$3,662,793	$21,751,120	$15,225,621	$1,509,326	$2,901,133	$2,101,794

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	EQ/T.Rowe Price Growth Stock*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Assets:
Investments in shares of the Portfolios, at fair value	$34,279,294	$2,772,814	$14,915,969	$10,259,392	$6,104,858	$623,910
Receivable for shares of the Portfolios sold	43,643	5,632	17,263	16,456	8,312	1,232
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	34,322,937	2,778,446	14,933,232	10,275,848	6,113,170	625,142

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	43,643	5,632	17,263	16,456	8,312	1,232
Total liabilities	43,643	5,632	17,263	16,456	8,312	1,232

Net Assets	$34,279,294	$2,772,814	$14,915,969	$10,259,392	$6,104,858	$623,910

Net Assets:
Accumulation unit values	$34,279,294	$2,772,814	$14,915,969	$10,259,392	$6,104,858	$623,910
Total Net Assets	$34,279,294	$2,772,814	$14,915,969	$10,259,392	$6,104,858	$623,910

Investments in shares of the Portfolios, at cost	$25,726,959	$2,687,739	$12,224,558	$10,218,288	$5,330,198	$520,135

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$390,444	$5,034,897	$1,292,455	$736,531	$9,394,589	$10,221,759
Receivable for shares of the Portfolios sold	508	24,457	1,975	9,022	14,009	11,925
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	390,952	5,059,354	1,294,430	745,553	9,408,598	10,233,684

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	508	24,457	1,975	9,022	14,009	11,925
Total liabilities	508	24,457	1,975	9,022	14,009	11,925

Net Assets	$390,444	$5,034,897	$1,292,455	$736,531	$9,394,589	$10,221,759

Net Assets:
Accumulation unit values	$390,444	$5,034,897	$1,292,455	$736,531	$9,394,589	$10,221,759
Total Net Assets	$390,444	$5,034,897	$1,292,455	$736,531	$9,394,589	$10,221,759

Investments in shares of the Portfolios, at cost	$415,529	$5,442,848	$1,228,355	$1,090,547	$7,157,010	$8,169,901

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Assets:
Investments in shares of the Portfolios, at fair value	$12,631,722	$5,195,557	$3,548,396	$2,692,215	$2,186,719	$32,211
Receivable for shares of the Portfolios sold	14,546	6,386	5,380	6,717	3,736	40
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	12,646,268	5,201,943	3,553,776	2,698,932	2,190,455	32,251

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	14,546	6,386	5,380	6,717	3,736	40
Total liabilities	14,546	6,386	5,380	6,717	3,736	40

Net Assets	$12,631,722	$5,195,557	$3,548,396	$2,692,215	$2,186,719	$32,211

Net Assets:
Accumulation unit values	$12,631,722	$5,195,557	$3,548,396	$2,692,215	$2,186,719	$32,211
Total Net Assets	$12,631,722	$5,195,557	$3,548,396	$2,692,215	$2,186,719	$32,211

Investments in shares of the Portfolios, at cost	$14,550,187	$3,862,866	$3,496,946	$2,132,607	$2,917,230	$44,784

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Assets:
Investments in shares of the Portfolios, at fair value	$236,902	$1,254,956
Receivable for shares of the Portfolios sold	330	11,387
Receivable for policy-related transactions	-	-
Total assets	237,232	1,266,343

Liabilities:
Payable for shares of the Portfolios purchased	-	-
Payable for policy-related transactions	330	11,387
Total liabilities	330	11,387

Net Assets	$236,902	$1,254,956

Net Assets:
Accumulation unit values	$236,902	$1,254,956
Total Net Assets	$236,902	$1,254,956

Investments in shares of the Portfolios, at cost	$245,483	$2,001,256

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class A	44,239
1290 VT Equity Income	Class B	1,712,401
1290 VT GAMCO Mergers & Acquisitions	Class B	115,824
1290 VT GAMCO Small Company Value	Class B	1,270,840
1290 VT Socially Responsible	Class A	69,199
1290 VT Socially Responsible	Class B	24,259
BNY Mellon Stock Index Fund, Inc.	Initial Shares	258,860
EQ/AB Small Cap Growth	Class A	64,263
EQ/Aggressive Allocation	Class B	148,141
EQ/All Asset Growth Allocation	Class B	4,226,099
EQ/Capital Group Research	Class A	722,240
EQ/Conservative Allocation	Class B	149,655
EQ/Conservative-Plus Allocation	Class B	90,331
EQ/Core Bond Index	Class A	1,050,060
EQ/Core Plus Bond	Class A	343,794
EQ/Global Equity Managed Volatility	Class A	125,160
EQ/Intermediate Government Bond	Class A	432,445
EQ/Janus Enterprise	Class A	294,064
EQ/Large Cap Growth Managed Volatility	Class B	247,366
EQ/Large Cap Value Index	Class A	843,222
EQ/Large Cap Value Managed Volatility	Class A	135,398
EQ/Loomis Sayles Growth Portfolio	Class B	5,600,362
EQ/MFS International Growth	Class B	1,022,320
EQ/Mid Cap Index	Class A	441,700
EQ/Mid Cap Value Managed Volatility	Class A	578,555
EQ/Moderate Allocation	Class B	473,088
EQ/Moderate-Plus Allocation	Class B	343,196
EQ/Money Market	Class A	21,736,956
EQ/Morgan Stanley Small Cap Growth	Class B	1,328,492
EQ/PIMCO Ultra Short Bond	Class B	152,066
EQ/Quality Bond PLUS	Class B	332,328
EQ/Small Company Index	Class A	202,943
EQ/T. Rowe Price Growth Stock	Class B	770,755
EQ/Value Equity	Class B	148,664
Fidelity® VIP Contrafund® Portfolio	Service Class	396,385
Franklin Income VIP Fund	Class 2	696,496
Franklin Rising Dividends VIP Fund	Class 2	225,855
Invesco V.I. Global Fund	Service Class	166,168
Invesco V.I. Diversified Dividend Fund	Series 1	24,966
Invesco V.I. Global Core Equity Fund	Series 1	48,806
Invesco V.I. Health Care Fund	Series 1	51,390
Invesco V.I. Technology Fund	Series 1	58,501
Janus Henderson Balanced Portfolio	Institutional Shares	234,572
Janus Henderson Enterprise Portfolio	Institutional Shares	146,907
Janus Henderson Forty Portfolio	Institutional Shares	295,778
Janus Henderson Forty Portfolio	Service Shares	85,614
Janus Henderson Global Research Portfolio	Institutional Shares	103,870
Janus Henderson Overseas Portfolio	Service Shares	96,529
MFS® Utilities Series	Initial Class	74,125
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	231,399
ProFund VP Bear	Common Shares	1,890
ProFund VP Rising Rates Opportunity	Common Shares	5,385
ProFund VP UltraBull	Common Shares	60,714

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	1.25%	Class A	$25.62	8,562
1290 VT Equity Income	1.20%	Class B	$33.19	33,256
1290 VT Equity Income	1.35%	Class B	$31.22	158,277
1290 VT Equity Income	1.45%	Class B	$37.25	90
1290 VT Equity Income	1.50%	Class B	$36.88	128
1290 VT Equity Income	1.70%	Class B	$27.92	50,057
1290 VT Equity Income	2.00%	Class B	$32.02	169
1290 VT Equity Income	2.35%	Class B	$24.36	45,035
1290 VT Equity Income	2.80%	Class B	$27.37	477

1290 VT GAMCO Mergers & Acquisitions	1.20%	Class B	$17.82	8,161
1290 VT GAMCO Mergers & Acquisitions	1.35%	Class B	$17.89	44,031
1290 VT GAMCO Mergers & Acquisitions	1.70%	Class B	$16.69	15,186
1290 VT GAMCO Mergers & Acquisitions	2.35%	Class B	$14.12	11,084

1290 VT GAMCO Small Company Value	1.20%	Class B	$59.62	77,205
1290 VT GAMCO Small Company Value	1.25%	Class B	$302.22	143,318
1290 VT GAMCO Small Company Value	1.35%	Class B	$76.34	303,126
1290 VT GAMCO Small Company Value	1.45%	Class B	$65.31	171
1290 VT GAMCO Small Company Value	1.50%	Class B	$64.65	244
1290 VT GAMCO Small Company Value	1.70%	Class B	$53.36	85,652
1290 VT GAMCO Small Company Value	2.00%	Class B	$51.56	20
1290 VT GAMCO Small Company Value	2.35%	Class B	$47.15	74,900
1290 VT GAMCO Small Company Value	2.80%	Class B	$44.06	595

1290 VT Socially Responsible	1.35%	Class A	$20.77	53,953
1290 VT Socially Responsible	1.20%	Class B	$29.13	5,271
1290 VT Socially Responsible	1.70%	Class B	$26.71	5,910
1290 VT Socially Responsible	2.35%	Class B	$23.87	3,057

BNY Mellon Stock Index Fund, Inc.	1.35%	Initial Shares	$29.93	500,066

EQ/AB Small Cap Growth	1.20%	Class A	$30.02	7,437
EQ/AB Small Cap Growth	1.70%	Class A	$28.22	12,805
EQ/AB Small Cap Growth	2.35%	Class A	$25.12	13,110

EQ/Aggressive Allocation	1.20%	Class B	$16.35	24,012
EQ/Aggressive Allocation	1.25%	Class B	$16.22	15,408
EQ/Aggressive Allocation	1.35%	Class B	$15.97	27,624
EQ/Aggressive Allocation	1.70%	Class B	$15.13	2,040
EQ/Aggressive Allocation	2.35%	Class B	$13.67	12,708

EQ/All Asset Growth Allocation	1.20%	Class B	$17.78	60,470
EQ/All Asset Growth Allocation	1.25%	Class B	$93.68	587,973
EQ/All Asset Growth Allocation	1.35%	Class B	$16.24	601,781
EQ/All Asset Growth Allocation	1.70%	Class B	$16.73	64,308
EQ/All Asset Growth Allocation	2.00%	Class B	$18.51	9,733
EQ/All Asset Growth Allocation	2.35%	Class B	$14.74	57,136

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Capital Group Research	1.20%	Class A	$45.03	26,796
EQ/Capital Group Research	1.25%	Class A	$34.09	22,784
EQ/Capital Group Research	1.35%	Class A	$28.13	483,897
EQ/Capital Group Research	1.45%	Class A	$44.09	97
EQ/Capital Group Research	1.70%	Class A	$39.04	40,724
EQ/Capital Group Research	1.95%	Class A	$38.79	270
EQ/Capital Group Research	2.35%	Class A	$34.01	34,099
EQ/Capital Group Research	2.80%	Class A	$32.83	77

EQ/Conservative Allocation	1.20%	Class B	$11.54	6,000
EQ/Conservative Allocation	1.25%	Class B	$11.45	31,491
EQ/Conservative Allocation	1.35%	Class B	$11.28	55,081
EQ/Conservative Allocation	1.70%	Class B	$10.68	11,203

EQ/Conservative-Plus Allocation	1.20%	Class B	$12.92	13,071
EQ/Conservative-Plus Allocation	1.25%	Class B	$12.82	9,480
EQ/Conservative-Plus Allocation	1.35%	Class B	$12.62	23,614
EQ/Conservative-Plus Allocation	1.70%	Class B	$11.95	7,304
EQ/Conservative-Plus Allocation	2.35%	Class B	$10.80	2,051

EQ/Core Bond Index	1.20%	Class A	$13.11	95,095
EQ/Core Bond Index	1.25%	Class A	$10.36	216,484
EQ/Core Bond Index	1.35%	Class A	$12.35	290,692
EQ/Core Bond Index	1.45%	Class A	$11.18	127
EQ/Core Bond Index	1.50%	Class A	$11.07	546
EQ/Core Bond Index	1.70%	Class A	$11.82	107,854
EQ/Core Bond Index	2.00%	Class A	$9.28	445
EQ/Core Bond Index	2.35%	Class A	$10.28	96,216
EQ/Core Bond Index	2.80%	Class A	$7.93	10,860

EQ/Core Plus Bond	1.20%	Class A	$13.55	18,251
EQ/Core Plus Bond	1.45%	Class A	$12.71	97
EQ/Core Plus Bond	1.50%	Class A	$12.58	104
EQ/Core Plus Bond	1.70%	Class A	$12.19	30,788
EQ/Core Plus Bond	2.00%	Class A	$10.08	209
EQ/Core Plus Bond	2.35%	Class A	$10.71	51,380
EQ/Core Plus Bond	2.80%	Class A	$8.62	136

EQ/Global Equity Managed Volatility	1.20%	Class A	$41.67	10,106
EQ/Global Equity Managed Volatility	1.45%	Class A	$51.63	31
EQ/Global Equity Managed Volatility	1.50%	Class A	$51.11	110
EQ/Global Equity Managed Volatility	1.70%	Class A	$39.05	17,441
EQ/Global Equity Managed Volatility	2.35%	Class A	$34.73	17,805
EQ/Global Equity Managed Volatility	2.80%	Class A	$36.16	552

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Intermediate Government Bond	1.20%	Class A	$11.18	57,287
EQ/Intermediate Government Bond	1.25%	Class A	$15.89	26,335
EQ/Intermediate Government Bond	1.35%	Class A	$12.34	131,095
EQ/Intermediate Government Bond	1.45%	Class A	$10.27	376
EQ/Intermediate Government Bond	1.50%	Class A	$10.16	480
EQ/Intermediate Government Bond	1.70%	Class A	$10.09	60,546
EQ/Intermediate Government Bond	1.95%	Class A	$9.17	402
EQ/Intermediate Government Bond	2.00%	Class A	$9.08	635
EQ/Intermediate Government Bond	2.35%	Class A	$8.81	85,698
EQ/Intermediate Government Bond	2.80%	Class A	$7.76	583

EQ/Janus Enterprise	1.20%	Class A	$24.98	59,472
EQ/Janus Enterprise	1.35%	Class A	$40.76	33,876
EQ/Janus Enterprise	1.50%	Class A	$39.97	207
EQ/Janus Enterprise	1.70%	Class A	$24.99	55,512
EQ/Janus Enterprise	2.35%	Class A	$20.22	61,620
EQ/Janus Enterprise	2.80%	Class A	$27.66	33

EQ/Large Cap Growth Managed Volatility	1.35%	Class B	$30.26	188,140

EQ/Large Cap Value Index	1.20%	Class A	$30.17	59,583
EQ/Large Cap Value Index	1.35%	Class A	$28.85	82,265
EQ/Large Cap Value Index	1.45%	Class A	$35.50	91
EQ/Large Cap Value Index	1.50%	Class A	$35.15	259
EQ/Large Cap Value Index	1.70%	Class A	$27.26	75,414
EQ/Large Cap Value Index	1.95%	Class A	$29.11	336
EQ/Large Cap Value Index	2.00%	Class A	$28.82	238
EQ/Large Cap Value Index	2.35%	Class A	$23.19	72,029
EQ/Large Cap Value Index	2.80%	Class A	$24.63	900

EQ/Large Cap Value Managed Volatility	1.20%	Class A	$20.91	5,765
EQ/Large Cap Value Managed Volatility	1.25%	Class A	$123.14	13,965
EQ/Large Cap Value Managed Volatility	1.45%	Class A	$27.41	54
EQ/Large Cap Value Managed Volatility	1.70%	Class A	$18.93	14,755
EQ/Large Cap Value Managed Volatility	2.35%	Class A	$17.24	8,470

EQ/Loomis Sayles Growth Portfolio	1.20%	Class B	$35.15	106,263
EQ/Loomis Sayles Growth Portfolio	1.35%	Class B	$32.94	978,983
EQ/Loomis Sayles Growth Portfolio	1.45%	Class B	$40.45	416
EQ/Loomis Sayles Growth Portfolio	1.50%	Class B	$40.04	233
EQ/Loomis Sayles Growth Portfolio	1.70%	Class B	$30.95	108,142
EQ/Loomis Sayles Growth Portfolio	2.00%	Class B	$35.66	203
EQ/Loomis Sayles Growth Portfolio	2.35%	Class B	$27.16	93,253
EQ/Loomis Sayles Growth Portfolio	2.80%	Class B	$30.47	480

EQ/MFS International Growth	1.25%	Class B	$30.68	128,330
EQ/MFS International Growth	1.35%	Class B	$21.52	136,018

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Mid Cap Index	1.20%	Class A	$36.93	40,665
EQ/Mid Cap Index	1.35%	Class A	$35.70	25,177
EQ/Mid Cap Index	1.45%	Class A	$41.76	174
EQ/Mid Cap Index	1.50%	Class A	$41.34	617
EQ/Mid Cap Index	1.70%	Class A	$32.92	50,877
EQ/Mid Cap Index	2.00%	Class A	$33.95	348
EQ/Mid Cap Index	2.35%	Class A	$29.08	71,541
EQ/Mid Cap Index	2.80%	Class A	$29.01	1,319

EQ/Mid Cap Value Managed Volatility	1.20%	Class A	$29.96	49,250
EQ/Mid Cap Value Managed Volatility	1.35%	Class A	$29.37	101,632
EQ/Mid Cap Value Managed Volatility	1.45%	Class A	$28.98	58
EQ/Mid Cap Value Managed Volatility	1.50%	Class A	$28.79	241
EQ/Mid Cap Value Managed Volatility	1.70%	Class A	$28.03	90,435
EQ/Mid Cap Value Managed Volatility	2.00%	Class A	$26.93	25
EQ/Mid Cap Value Managed Volatility	2.35%	Class A	$25.70	70,354
EQ/Mid Cap Value Managed Volatility	2.80%	Class A	$24.20	1,110

EQ/Moderate Allocation	1.20%	Class B	$13.34	154,558
EQ/Moderate Allocation	1.25%	Class B	$13.24	46,219
EQ/Moderate Allocation	1.35%	Class B	$13.03	124,682
EQ/Moderate Allocation	1.70%	Class B	$12.34	45,010
EQ/Moderate Allocation	2.35%	Class B	$11.16	30,016

EQ/Moderate-Plus Allocation	1.20%	Class B	$15.02	14,254
EQ/Moderate-Plus Allocation	1.25%	Class B	$14.90	116,318
EQ/Moderate-Plus Allocation	1.35%	Class B	$14.67	27,750
EQ/Moderate-Plus Allocation	1.70%	Class B	$13.90	29,559
EQ/Moderate-Plus Allocation	2.35%	Class B	$12.56	11,261

EQ/Money Market	1.20%	Class A	$9.72	427,379
EQ/Money Market	1.25%	Class A	$9.64	2,273
EQ/Money Market	1.25%	Class A	$9.64	232,017
EQ/Money Market	1.35%	Class A	$9.47	1,317,907
EQ/Money Market	1.45%	Class A	$9.31	286
EQ/Money Market	1.50%	Class A	$9.23	856
EQ/Money Market	1.70%	Class A	$8.92	154,928
EQ/Money Market	2.00%	Class A	$8.47	538
EQ/Money Market	2.35%	Class A	$7.97	183,009
EQ/Money Market	2.80%	Class A	$7.37	385

EQ/Morgan Stanley Small Cap Growth	1.20%	Class B	$10.47	60,055
EQ/Morgan Stanley Small Cap Growth	1.35%	Class B	$10.42	488,624
EQ/Morgan Stanley Small Cap Growth	1.45%	Class B	$10.40	1,043
EQ/Morgan Stanley Small Cap Growth	1.50%	Class B	$10.38	185
EQ/Morgan Stanley Small Cap Growth	1.70%	Class B	$10.33	71,686
EQ/Morgan Stanley Small Cap Growth	2.00%	Class B	$10.25	421
EQ/Morgan Stanley Small Cap Growth	2.35%	Class B	$10.15	65,149

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/PIMCO Ultra Short Bond	1.20%	Class B	$11.77	28,999
EQ/PIMCO Ultra Short Bond	1.35%	Class B	$11.37	43,322
EQ/PIMCO Ultra Short Bond	1.50%	Class B	$10.89	24
EQ/PIMCO Ultra Short Bond	1.70%	Class B	$10.65	31,528
EQ/PIMCO Ultra Short Bond	1.95%	Class B	$9.30	592
EQ/PIMCO Ultra Short Bond	2.35%	Class B	$9.28	29,974
EQ/PIMCO Ultra Short Bond	2.80%	Class B	$7.87	925

EQ/Quality Bond PLUS	1.25%	Class B	$21.44	35,070
EQ/Quality Bond PLUS	1.35%	Class B	$14.19	123,421

EQ/Small Company Index	1.20%	Class A	$40.02	17,820
EQ/Small Company Index	1.25%	Class A	$157.48	2,008
EQ/Small Company Index	1.50%	Class A	$40.81	164
EQ/Small Company Index	1.70%	Class A	$36.42	15,169
EQ/Small Company Index	2.35%	Class A	$32.06	12,796
EQ/Small Company Index	2.80%	Class A	$30.39	247

EQ/T. Rowe Price Growth Stock	1.25%	Class B	$118.76	205,961
EQ/T. Rowe Price Growth Stock	1.35%	Class B	$25.89	379,181

EQ/Value Equity	1.20%	Class B	$23.40	32,746
EQ/Value Equity	1.35%	Class B	$22.86	38,073
EQ/Value Equity	1.50%	Class B	$22.41	487
EQ/Value Equity	1.70%	Class B	$21.45	26,593
EQ/Value Equity	1.95%	Class B	$20.73	411
EQ/Value Equity	2.35%	Class B	$19.17	28,009
EQ/Value Equity	2.80%	Class B	$17.89	535

Fidelity® VIP Contrafund® Portfolio	1.35%	Service Class	$40.80	365,564

Franklin Income VIP Fund	1.20%	Class 2	$28.84	63,769
Franklin Income VIP Fund	1.35%	Class 2	$27.96	95,844
Franklin Income VIP Fund	1.50%	Class 2	$27.36	304
Franklin Income VIP Fund	1.70%	Class 2	$25.70	111,135
Franklin Income VIP Fund	2.35%	Class 2	$22.66	126,849
Franklin Income VIP Fund	2.80%	Class 2	$20.83	66

Franklin Rising Dividends VIP Fund	1.20%	Class 2	$46.94	16,312
Franklin Rising Dividends VIP Fund	1.35%	Class 2	$45.66	47,287
Franklin Rising Dividends VIP Fund	1.70%	Class 2	$42.24	34,858
Franklin Rising Dividends VIP Fund	2.35%	Class 2	$36.11	47,229
Franklin Rising Dividends VIP Fund	2.80%	Class 2	$33.84	68

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)

December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Invesco V.I. Global Fund	1.20%	Service Class	$41.06	28,153
Invesco V.I. Global Fund	1.35%	Service Class	$39.67	50,214
Invesco V.I. Global Fund	1.45%	Service Class	$40.09	86
Invesco V.I. Global Fund	1.50%	Service Class	$39.70	500
Invesco V.I. Global Fund	1.70%	Service Class	$37.60	30,556
Invesco V.I. Global Fund	2.00%	Service Class	$34.58	142
Invesco V.I. Global Fund	2.35%	Service Class	$29.49	23,674
Invesco V.I. Global Fund	2.80%	Service Class	$29.55	396

Invesco V.I. Diversified Dividend Fund	1.20%	Series 1	$14.60	4,472
Invesco V.I. Diversified Dividend Fund	1.50%	Series 1	$16.61	8,612
Invesco V.I. Diversified Dividend Fund	1.70%	Series 1	$13.79	13,576
Invesco V.I. Diversified Dividend Fund	2.35%	Series 1	$12.33	18,528

Invesco V.I. Global Core Equity Fund	1.20%	Series 1	$16.97	10,989
Invesco V.I. Global Core Equity Fund	1.70%	Series 1	$15.45	8,262
Invesco V.I. Global Core Equity Fund	2.35%	Series 1	$13.44	5,680

Invesco V.I. Health Care Fund	1.20%	Series 1	$35.70	11,461
Invesco V.I. Health Care Fund	1.70%	Series 1	$32.20	12,285
Invesco V.I. Health Care Fund	2.35%	Series 1	$27.85	17,511

Invesco V.I. Technology Fund	1.20%	Series 1	$24.81	9,982
Invesco V.I. Technology Fund	1.70%	Series 1	$22.53	5,709
Invesco V.I. Technology Fund	2.35%	Series 1	$21.80	16,525

Janus Henderson Balanced Portfolio	1.35%	Institutional Shares	$34.25	274,277

Janus Henderson Enterprise Portfolio	1.35%	Institutional Shares	$37.31	273,969

Janus Henderson Forty Portfolio	1.35%	Institutional Shares	$42.18	237,653
Janus Henderson Forty Portfolio	1.20%	Service Shares	$52.40	23,598
Janus Henderson Forty Portfolio	1.45%	Service Shares	$56.44	230
Janus Henderson Forty Portfolio	1.50%	Service Shares	$55.87	283
Janus Henderson Forty Portfolio	1.70%	Service Shares	$49.64	14,869
Janus Henderson Forty Portfolio	2.00%	Service Shares	$51.23	21
Janus Henderson Forty Portfolio	2.35%	Service Shares	$43.41	13,287
Janus Henderson Forty Portfolio	2.80%	Service Shares	$43.78	607

Janus Henderson Global Research Portfolio	1.35%	Institutional Shares	$19.41	267,625

Janus Henderson Overseas Portfolio	1.20%	Service Shares	$27.14	44,342
Janus Henderson Overseas Portfolio	1.45%	Service Shares	$35.44	218
Janus Henderson Overseas Portfolio	1.50%	Service Shares	$35.09	625
Janus Henderson Overseas Portfolio	1.70%	Service Shares	$26.33	51,399
Janus Henderson Overseas Portfolio	2.00%	Service Shares	$31.26	269
Janus Henderson Overseas Portfolio	2.35%	Service Shares	$22.93	41,114
Janus Henderson Overseas Portfolio	2.80%	Service Shares	$26.71	409

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Concluded)

December 31, 2022

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
MFS® Utilities Series	1.20%	Initial Class	$62.60	20,842
MFS® Utilities Series	1.50%	Initial Class	$75.20	184
MFS® Utilities Series	1.70%	Initial Class	$55.18	14,039
MFS® Utilities Series	2.35%	Initial Class	$45.16	13,268

PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.20%	Administrative Class	$18.31	35,985
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.35%	Administrative Class	$17.18	37,503
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.45%	Administrative Class	$15.62	100
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.50%	Administrative Class	$15.47	200
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.70%	Administrative Class	$16.51	25,354
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.00%	Administrative Class	$12.30	210
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.35%	Administrative Class	$14.56	31,137
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.80%	Administrative Class	$10.51	455

ProFund VP Bear	1.20%	Common Shares	$0.75	527
ProFund VP Bear	1.35%	Common Shares	$0.73	23,329
ProFund VP Bear	1.50%	Common Shares	$0.70	28
ProFund VP Bear	1.70%	Common Shares	$0.75	18,774
ProFund VP Bear	2.35%	Common Shares	$0.60	1,234

ProFund VP Rising Rates Opportunity	1.20%	Common Shares	$1.94	16,259
ProFund VP Rising Rates Opportunity	1.35%	Common Shares	$1.73	45,024
ProFund VP Rising Rates Opportunity	1.50%	Common Shares	$1.68	10
ProFund VP Rising Rates Opportunity	1.70%	Common Shares	$1.76	45,762
ProFund VP Rising Rates Opportunity	2.35%	Common Shares	$1.55	30,293

ProFund VP UltraBull	1.20%	Common Shares	$54.91	2,992
ProFund VP UltraBull	1.35%	Common Shares	$59.85	4,165
ProFund VP UltraBull	1.45%	Common Shares	$60.44	140
ProFund VP UltraBull	1.70%	Common Shares	$48.73	6,560
ProFund VP UltraBull	2.35%	Common Shares	$48.71	9,858
ProFund VP UltraBull	2.80%	Common Shares	$43.59	760

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations

For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$156,762	$4,578	$434,177	$10,320	$221,827	$1,326

Expenses:
Asset-based charges	136,727	21,273	1,138,725	24,146	224,548	19,190

Net Investment Income (Loss)	20,035	(16,695)	(704,548)	(13,826)	(2,721)	(17,864)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	1,152	(1,761)	3,471,713	84,690	500,576	(25,651)
Realized gain distribution from the Portfolios	472,254	42,522	3,946,058	9,269	1,442,358	37,969
Net realized gain (loss) on investments	473,406	40,761	7,417,771	93,959	1,942,934	12,318

Net change in unrealized appreciation (depreciation) of investments	(386,151)	(136,716)	(18,507,077)	(564,968)	(5,766,505)	(417,660)
Net Realized and Unrealized Gain (Loss) on Investments	87,255	(95,955)	(11,089,306)	(471,009)	(3,823,571)	(405,342)

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,290	$(112,650)	$(11,793,854)	$(484,835)	$(3,826,292)	$(423,206)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,074	$932,376	$33,160	$17,910	$9,509	$159,448

Expenses:
Asset-based charges	19,723	961,205	291,263	18,340	12,258	152,288

Net Investment Income (Loss)	(7,649)	(28,829)	(258,103)	(430)	(2,749)	7,160

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(576)	(487,201)	250,390	(34,034)	(52,825)	(76,627)
Realized gain distribution from the Portfolios	179,222	5,312,679	2,351,951	45,792	50,865	26,289
Net realized gain (loss) on investments	178,646	4,825,478	2,602,341	11,758	(1,960)	(50,338)

Net change in unrealized appreciation (depreciation) of investments	(497,194)	(18,345,531)	(7,355,284)	(216,142)	(165,715)	(1,106,401)
Net Realized and Unrealized Gain (Loss) on Investments	(318,548)	(13,520,053)	(4,752,943)	(204,384)	(167,675)	(1,156,739)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(326,197)	$(13,548,882)	$(5,011,046)	$(204,814)	$(170,424)	$(1,149,579)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$29,817	$6,481	$39,550	$-	$4,467	$118,792

Expenses:
Asset-based charges	25,230	35,549	71,283	98,733	91,792	139,327

Net Investment Income (Loss)	4,587	(29,068)	(31,733)	(98,733)	(87,325)	(20,535)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(15,998)	35,754	(40,759)	85,932	4,039	365,926
Realized gain distribution from the Portfolios	1,091	49,339	3,908	383,463	794,161	169,131
Net realized gain (loss) on investments	(14,907)	85,093	(36,851)	469,395	798,200	535,057

Net change in unrealized appreciation (depreciation) of investments	(210,142)	(608,536)	(392,121)	(1,683,111)	(3,502,905)	(1,450,538)
Net Realized and Unrealized Gain (Loss) on Investments	(225,049)	(523,443)	(428,972)	(1,213,716)	(2,704,705)	(915,481)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(220,462)	$(552,511)	$(460,705)	$(1,312,449)	$(2,792,030)	$(936,016)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$30,352	$-	$61,607	$62,219	$87,533	$69,074

Expenses:
Asset-based charges	35,626	692,961	93,813	120,679	161,433	76,722

Net Investment Income (Loss)	(5,274)	(692,961)	(32,206)	(58,460)	(73,900)	(7,648)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	98,255	772,910	4,527	322,998	331,049	(52,743)
Realized gain distribution from the Portfolios	91,878	5,256,833	279,376	405,953	236,063	428,405
Net realized gain (loss) on investments	190,133	6,029,743	283,903	728,951	567,112	375,662

Net change in unrealized appreciation (depreciation) of investments	(577,605)	(23,772,826)	(1,682,007)	(1,917,504)	(2,301,430)	(1,437,035)
Net Realized and Unrealized Gain (Loss) on Investments	(387,472)	(17,743,083)	(1,398,104)	(1,188,553)	(1,734,318)	(1,061,373)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(392,746)	$(18,436,044)	$(1,430,310)	$(1,247,013)	$(1,808,218)	$(1,069,021)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$32,824	$236,246	$985	$20,234	$17,411	$19,693

Expenses:
Asset-based charges	46,882	291,219	136,362	24,733	36,041	35,153

Net Investment Income (Loss)	(14,058)	(54,973)	(135,377)	(4,499)	(18,630)	(15,460)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(85,764)	1,010	(993,912)	(5,000)	(34,432)	12,040
Realized gain distribution from the Portfolios	332,116	131	66,893	1,341	19,091	73,353
Net realized gain (loss) on investments	246,352	1,141	(927,019)	(3,659)	(15,341)	85,393

Net change in unrealized appreciation (depreciation) of investments	(959,554)	(1,120)	(5,295,159)	(27,775)	(310,555)	(627,055)
Net Realized and Unrealized Gain (Loss) on Investments	(713,202)	21	(6,222,178)	(31,434)	(325,896)	(541,662)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(727,260)	$(54,952)	$(6,357,555)	$(35,933)	$(344,526)	$(557,122)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	EQ/T.Rowe Price Growth Stock*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$31,052	$66,766	$544,044	$52,224	$12,074

Expenses:
Asset-based charges	548,620	49,041	234,036	189,616	109,301	12,284

Net Investment Income (Loss)	(548,620)	(17,989)	(167,270)	354,428	(57,077)	(210)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	1,641,979	36,057	611,562	69,871	133,787	25,357
Realized gain distribution from the Portfolios	1,139,364	62,257	811,507	220,830	833,247	79,211
Net realized gain (loss) on investments	2,781,343	98,314	1,423,069	290,701	967,034	104,568

Net change in unrealized appreciation (depreciation) of investments	(25,862,312)	(695,074)	(7,374,758)	(1,502,448)	(1,857,060)	(129,475)
Net Realized and Unrealized Gain (Loss) on Investments	(23,080,969)	(596,760)	(5,951,689)	(1,211,747)	(890,026)	(24,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,629,589)	$(614,749)	$(6,118,959)	$(857,319)	$(947,103)	$(25,117)

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,593	$-	$-	$-	$144,274	$42,047

Expenses:
Asset-based charges	7,379	90,986	24,111	18,340	142,515	151,876

Net Investment Income (Loss)	(5,786)	(90,986)	(24,111)	(18,340)	1,759	(109,829)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	5,396	96,510	47,724	8,463	408,858	391,382
Realized gain distribution from the Portfolios	30,562	1,001,938	181,587	346,133	313,862	1,807,959
Net realized gain (loss) on investments	35,958	1,098,448	229,311	354,596	722,720	2,199,341

Net change in unrealized appreciation (depreciation) of investments	(164,777)	(3,702,337)	(453,673)	(903,932)	(2,934,757)	(4,424,409)
Net Realized and Unrealized Gain (Loss) on Investments	(128,819)	(2,603,889)	(224,362)	(549,336)	(2,212,037)	(2,225,068)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(134,605)	$(2,694,875)	$(248,473)	$(567,676)	$(2,210,278)	$(2,334,897)

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2022

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$23,513	$96,629	$63,258	$67,963	$37,126	$-

Expenses:
Asset-based charges	209,383	80,484	66,315	45,943	39,677	455
						-
Net Investment Income (Loss)	(185,870)	16,145	(3,057)	22,020	(2,551)	(455)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	88,034	286,276	(8,532)	158,307	(184,626)	(3,628)
Realized gain distribution from the Portfolios	2,323,121	638,338	-	107,724	37,348	-
Net realized gain (loss) on investments	2,411,155	924,614	(8,532)	266,031	(147,278)	(3,628)

Net change in unrealized appreciation (depreciation) of investments	(9,249,480)	(2,458,624)	(504,883)	(309,074)	(219,788)	6,689
Net Realized and Unrealized Gain (Loss) on Investments	(6,838,325)	(1,534,010)	(513,415)	(43,043)	(367,066)	3,061

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,024,195)	$(1,517,865)	$(516,472)	$(21,023)	$(369,617)	$2,606

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Concluded)

For the year ended December 31, 2022

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$-	$-

Expenses:
Asset-based charges	2,978	30,160

Net Investment Income (Loss)	(2,978)	(30,160)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(3,192)	(30,661)
Realized gain distribution from the Portfolios	-	409,456
Net realized gain (loss) on investments	(3,192)	378,795

Net change in unrealized appreciation (depreciation) of investments	78,408	(1,271,574)
Net Realized and Unrealized Gain (Loss) on Investments	75,216	(892,779)

Net Increase (Decrease) in Net Assets Resulting from Operations	$72,238	$(922,939)

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2022

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$20,035	$(16,695)	$(704,548)	$(13,826)	$(2,721)	$(17,864)
Net realized gain (loss) on investments	473,406	40,761	7,417,771	93,959	1,942,934	12,318
Net change in unrealized appreciation (depreciation) of investments	(386,151)	(136,716)	(18,507,077)	(564,968)	(5,766,505)	(417,660)

Net increase (decrease) in net assets resulting from operations	107,290	(112,650)	(11,793,854)	(484,835)	(3,826,292)	(423,206)

From Contractowners Transactions:
Payments received from Contractowners	28,373	18,224	284,126	8,422	202,785	5,717
Transfers between Variable Investment Options including guaranteed investment account, net	(127,649)	(22,074)	(1,877,319)	(17,463)	(364,821)	(13,649)
Redemptions for contract benefits and terminations	(933,632)	(54,062)	(7,092,005)	(145,918)	(1,015,063)	(148,545)
Contract maintenance charges	(588)	(53)	(23,839)	(118)	-	(162)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,033,496)	(57,965)	(8,709,037)	(155,077)	(1,177,099)	(156,639)

Net Increase (Decrease) in Net Assets	(926,206)	(170,615)	(20,502,891)	(639,912)	(5,003,391)	(579,845)

Net Assets - Beginning of Year	9,712,265	1,513,803	99,716,724	2,144,646	19,968,096	1,493,799
Net Assets - End of Year	$8,786,059	$1,343,188	$79,213,833	$1,504,734	$14,964,705	$913,954

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(7,649)	$(28,829)	$(258,103)	$(430)	$(2,749)	$7,160
Net realized gain (loss) on investments	178,646	4,825,478	2,602,341	11,758	(1,960)	(50,338)
Net change in unrealized appreciation (depreciation) of investments	(497,194)	(18,345,531)	(7,355,284)	(216,142)	(165,715)	(1,106,401)

Net increase (decrease) in net assets resulting from operations	(326,197)	(13,548,882)	(5,011,046)	(204,814)	(170,424)	(1,149,579)

From Contractowners Transactions:
Payments received from Contractowners	9,791	267,490	63,701	50,000	-	105,169
Transfers between Variable Investment Options including guaranteed investment account, net	(1,471)	(1,221,868)	(486,263)	(98,135)	3,412	(218,552)
Redemptions for contract benefits and terminations	(35,054)	(6,685,242)	(1,460,172)	(53,050)	(212,869)	(998,001)
Contract maintenance charges	(333)	(50,027)	(826)	(240)	(105)	(2,751)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,067)	(7,689,647)	(1,883,560)	(101,425)	(209,562)	(1,114,135)

Net Increase (Decrease) in Net Assets	(353,264)	(21,238,529)	(6,894,606)	(306,239)	(379,986)	(2,263,714)

Net Assets - Beginning of Year	1,641,636	89,260,938	25,255,425	1,476,907	1,077,958	11,704,632
Net Assets - End of Year	$1,288,372	$68,022,409	$18,360,819	$1,170,668	$697,972	$9,440,918

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$4,587	$(29,068)	$(31,733)	$(98,733)	$(87,325)	$(20,535)
Net realized gain (loss) on investments	(14,907)	85,093	(36,851)	469,395	798,200	535,057
Net change in unrealized appreciation (depreciation) of investments	(210,142)	(608,536)	(392,121)	(1,683,111)	(3,502,905)	(1,450,538)

Net increase (decrease) in net assets resulting from operations	(220,462)	(552,511)	(460,705)	(1,312,449)	(2,792,030)	(936,016)

From Contractowners Transactions:
Payments received from Contractowners	18,299	9,330	62,785	16,516	7,836	42,172
Transfers between Variable Investment Options including guaranteed investment account, net	(57,248)	(96,895)	(338,588)	(89,001)	(119,110)	16,169
Redemptions for contract benefits and terminations	(139,099)	(192,955)	(516,358)	(555,635)	(450,787)	(879,414)
Contract maintenance charges	(225)	(286)	(891)	(733)	-	(991)

Net increase (decrease) in net assets resulting from contractowners transactions	(178,273)	(280,806)	(793,052)	(628,853)	(562,061)	(822,064)

Net Increase (Decrease) in Net Assets	(398,735)	(833,317)	(1,253,757)	(1,941,302)	(3,354,091)	(1,758,080)

Net Assets - Beginning of Year	1,577,807	2,580,954	5,319,410	7,450,779	9,047,447	9,705,948
Net Assets - End of Year	$1,179,072	$1,747,637	$4,065,653	$5,509,477	$5,693,356	$7,947,868

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/Moderate Allocation*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(5,274)	$(692,961)	$(32,206)	$(58,460)	$(73,900)	$(7,648)
Net realized gain (loss) on investments	190,133	6,029,743	283,903	728,951	567,112	375,662
Net change in unrealized appreciation (depreciation) of investments	(577,605)	(23,772,826)	(1,682,007)	(1,917,504)	(2,301,430)	(1,437,035)

Net increase (decrease) in net assets resulting from operations	(392,746)	(18,436,044)	(1,430,310)	(1,247,013)	(1,808,218)	(1,069,021)

From Contractowners Transactions:
Payments received from Contractowners	3,712	165,907	18,681	26,144	35,312	9,074
Transfers between Variable Investment Options including guaranteed investment account, net	(107,763)	(1,242,220)	(53,788)	(282,576)	(88,257)	65,205
Redemptions for contract benefits and terminations	(323,466)	(3,341,177)	(482,234)	(638,475)	(904,052)	(356,681)
Contract maintenance charges	(844)	(1,983)	(2,292)	(1,047)	(980)	(690)

Net increase (decrease) in net assets resulting from contractowners transactions	(428,361)	(4,419,473)	(519,633)	(895,954)	(957,977)	(283,092)

Net Increase (Decrease) in Net Assets	(821,107)	(22,855,517)	(1,949,943)	(2,142,967)	(2,766,195)	(1,352,113)

Net Assets - Beginning of Year	3,088,032	64,769,987	8,814,248	8,381,927	11,605,202	6,541,717
Net Assets - End of Year	$2,266,925	$41,914,470	$6,864,305	$6,238,960	$8,839,007	$5,189,604

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(14,058)	$(54,973)	$(135,377)	$(4,499)	$(18,630)	$(15,460)
Net realized gain (loss) on investments	246,352	1,141	(927,019)	(3,659)	(15,341)	85,393
Net change in unrealized appreciation (depreciation) of investments	(959,554)	(1,120)	(5,295,159)	(27,775)	(310,555)	(627,055)

Net increase (decrease) in net assets resulting from operations	(727,260)	(54,952)	(6,357,555)	(35,933)	(344,526)	(557,122)

From Contractowners Transactions:
Payments received from Contractowners	28,285	454,786	59,468	14,646	15,460	23,602
Transfers between Variable Investment Options including guaranteed investment account, net	(289,896)	5,829,636	(7,035)	(37,683)	(32,489)	(7,539)
Redemptions for contract benefits and terminations	(106,728)	(3,667,872)	(959,880)	(142,815)	(242,547)	(140,719)
Contract maintenance charges	(361)	(3,771)	(676)	(188)	(645)	(378)

Net increase (decrease) in net assets resulting from contractowners transactions	(368,700)	2,612,779	(908,123)	(166,040)	(260,221)	(125,034)

Net Increase (Decrease) in Net Assets	(1,095,960)	2,557,827	(7,265,678)	(201,973)	(604,747)	(682,156)

Net Assets - Beginning of Year	4,002,953	19,195,150	14,406,373	1,662,960	3,108,608	2,688,450
Net Assets - End of Year	$2,906,993	$21,752,977	$7,140,695	$1,460,987	$2,503,861	$2,006,294

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	EQ/T.Rowe Price Growth Stock*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(548,620)	$(17,989)	$(167,270)	$354,428	$(57,077)	$(210)
Net realized gain (loss) on investments	2,781,343	98,314	1,423,069	290,701	967,034	104,568
Net change in unrealized appreciation (depreciation) of investments	(25,862,312)	(695,074)	(7,374,758)	(1,502,448)	(1,857,060)	(129,475)

Net increase (decrease) in net assets resulting from operations	(23,629,589)	(614,749)	(6,118,959)	(857,319)	(947,103)	(25,117)

From Contractowners Transactions:
Payments received from Contractowners	163,003	9,468	26,823	65,584	33,846	2,159
Transfers between Variable Investment Options including guaranteed investment account, net	(280,464)	(122,920)	(453,348)	(181,240)	(174,870)	(19,576)
Redemptions for contract benefits and terminations	(3,371,238)	(290,259)	(1,462,811)	(1,114,933)	(545,060)	(59,209)
Contract maintenance charges	(16,610)	(223)	-	(1,000)	(395)	(56)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,505,309)	(403,934)	(1,889,336)	(1,231,589)	(686,479)	(76,682)

Net Increase (Decrease) in Net Assets	(27,134,898)	(1,018,683)	(8,008,295)	(2,088,908)	(1,633,582)	(101,799)

Net Assets - Beginning of Year	61,414,192	3,791,497	22,924,264	12,348,300	7,738,440	725,709
Net Assets - End of Year	$34,279,294	$2,772,814	$14,915,969	$10,259,392	$6,104,858	$623,910

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(5,786)	$(90,986)	$(24,111)	$(18,340)	$1,759	$(109,829)
Net realized gain (loss) on investments	35,958	1,098,448	229,311	354,596	722,720	2,199,341
Net change in unrealized appreciation (depreciation) of investments	(164,777)	(3,702,337)	(453,673)	(903,932)	(2,934,757)	(4,424,409)

Net increase (decrease) in net assets resulting from operations	(134,605)	(2,694,875)	(248,473)	(567,676)	(2,210,278)	(2,334,897)

From Contractowners Transactions:
Payments received from Contractowners	3,313	22,893	4,364	3,167	47,695	57,767
Transfers between Variable Investment Options including guaranteed investment account, net	(1,208)	(21,792)	(105,189)	7,810	(205,771)	(475,197)
Redemptions for contract benefits and terminations	(92,287)	(530,849)	(98,141)	(106,645)	(1,081,375)	(767,829)
Contract maintenance charges	(65)	(507)	(180)	(124)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(90,247)	(530,255)	(199,146)	(95,792)	(1,239,451)	(1,185,259)

Net Increase (Decrease) in Net Assets	(224,852)	(3,225,130)	(447,619)	(663,468)	(3,449,729)	(3,520,156)

Net Assets - Beginning of Year	615,296	8,260,027	1,740,074	1,399,999	12,844,318	13,741,915
Net Assets - End of Year	$390,444	$5,034,897	$1,292,455	$736,531	$9,394,589	$10,221,759

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2022

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(185,870)	$16,145	$(3,057)	$22,020	$(2,551)	$(455)
Net realized gain (loss) on investments	2,411,155	924,614	(8,532)	266,031	(147,278)	(3,628)
Net change in unrealized appreciation (depreciation) of investments	(9,249,480)	(2,458,624)	(504,883)	(309,074)	(219,788)	6,689

Net increase (decrease) in net assets resulting from operations	(7,024,195)	(1,517,865)	(516,472)	(21,023)	(369,617)	2,606

From Contractowners Transactions:
Payments received from Contractowners	44,933	32,162	25,983	8,271	17,666	-
Transfers between Variable Investment Options including guaranteed investment account, net	(234,951)	(309,443)	(143,862)	(205,916)	(150,059)	10,086
Redemptions for contract benefits and terminations	(882,105)	(522,186)	(645,797)	(350,192)	(394,964)	(53)
Contract maintenance charges	(476)	-	(918)	(378)	(317)	(2)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,072,599)	(799,467)	(764,594)	(548,215)	(527,674)	10,031

Net Increase (Decrease) in Net Assets	(8,096,794)	(2,317,332)	(1,281,066)	(569,238)	(897,291)	12,637

Net Assets - Beginning of Year	20,728,516	7,512,889	4,829,462	3,261,453	3,084,010	19,574
Net Assets - End of Year	$12,631,722	$5,195,557	$3,548,396	$2,692,215	$2,186,719	$32,211

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2022

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,978)	$(30,160)
Net realized gain (loss) on investments	(3,192)	378,795
Net change in unrealized appreciation (depreciation) of investments	78,408	(1,271,574)

Net increase (decrease) in net assets resulting from operations	72,238	(922,939)

From Contractowners Transactions:
Payments received from Contractowners	275	27,921
Transfers between Variable Investment Options including guaranteed investment account, net	89,907	(38,991)
Redemptions for contract benefits and terminations	(788)	(291,212)
Contract maintenance charges	(14)	(137)

Net increase (decrease) in net assets resulting from contractowners transactions	89,380	(302,419)

Net Increase (Decrease) in Net Assets	161,618	(1,225,358)

Net Assets - Beginning of Year	75,284	2,480,314
Net Assets - End of Year	$236,902	$1,254,956

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2021

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(3,891)	$(10,552)	$(716,537)	$(19,139)	$(39,195)	$(27,076)
Net realized gain (loss) on investments	(60,758)	47,921	11,887,775	115,568	1,928,942	295,988
Net change in unrealized appreciation (depreciation) of investments	2,082,113	82,649	9,004,286	400,841	2,481,368	(107,288)

Net increase (decrease) in net assets resulting from operations	2,017,464	120,018	20,175,524	497,270	4,371,115	161,624

From Contractowners Transactions:
Payments received from Contractowners	83,481	350,401	480,973	4,007	570,224	7,951
Transfers between Variable Investment Options including guaranteed investment account, net	(182,940)	2,912	(1,061,836)	(14,321)	(361,169)	1,185
Redemptions for contract benefits and terminations	(717,403)	(125,234)	(8,386,404)	(145,151)	(1,695,676)	(176,129)
Contract maintenance charges	(548)	(51)	(24,841)	(127)	-	(206)

Net increase (decrease) in net assets resulting from contractowners transactions	(817,410)	228,028	(8,992,108)	(155,592)	(1,486,621)	(167,199)

Net Increase (Decrease) in Net Assets	1,200,054	348,046	11,183,416	341,678	2,884,494	(5,575)

Net Assets - Beginning of Year	8,512,211	1,165,757	88,533,308	1,802,968	17,083,602	1,499,374
Net Assets - End of Year	$9,712,265	$1,513,803	$99,716,724	$2,144,646	$19,968,096	$1,493,799

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/ Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/ Conservative Allocation*	EQ/ Conservative- Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$43,099	$2,284,802	$(348,362)	$1,959	$9,482	$(15,525)
Net realized gain (loss) on investments	133,285	13,556,655	1,832,527	59,546	60,687	155,945
Net change in unrealized appreciation (depreciation) of investments	41,752	(7,647,551)	3,175,295	(46,805)	(24,979)	(598,109)

Net increase (decrease) in net assets resulting from operations	218,136	8,193,906	4,659,460	14,700	45,190	(457,689)

From Contractowners Transactions:
Payments received from Contractowners	8,614	408,605	139,719	346,667	1,313	178,294
Transfers between Variable Investment Options including guaranteed investment account, net	44,066	(1,253,384)	(397,070)	(111,838)	258,669	(292,479)
Redemptions for contract benefits and terminations	(34,571)	(6,430,608)	(1,734,913)	(37,780)	(29,004)	(1,340,878)
Contract maintenance charges	(376)	(53,891)	(919)	(246)	(120)	(3,028)

Net increase (decrease) in net assets resulting from contractowners transactions	17,733	(7,329,278)	(1,993,183)	196,803	230,858	(1,458,091)

Net Increase (Decrease) in Net Assets	235,869	864,628	2,666,277	211,503	276,048	(1,915,780)

Net Assets - Beginning of Year	1,405,767	88,396,310	22,589,148	1,265,404	801,910	13,620,412
Net Assets - End of Year	$1,641,636	$89,260,938	$25,255,425	$1,476,907	$1,077,958	$11,704,632

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/ Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/Large Cap Growth Managed Volatility*	EQ/Large Cap Value Index*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(10,357)	$(22,197)	$(50,386)	$(113,208)	$(119,270)	$(39,801)
Net realized gain (loss) on investments	27,724	534,702	86,125	988,668	2,754,687	967,459
Net change in unrealized appreciation (depreciation) of investments	(78,134)	(193,663)	(249,005)	146,674	(824,512)	969,666

Net increase (decrease) in net assets resulting from operations	(60,767)	318,842	(213,266)	1,022,134	1,810,905	1,897,324

From Contractowners Transactions:
Payments received from Contractowners	14,190	40,351	317,467	62,154	78,377	60,435
Transfers between Variable Investment Options including guaranteed investment account, net	(48,319)	12,571	(281,713)	(99,699)	(63,826)	(116,914)
Redemptions for contract benefits and terminations	(121,119)	(134,696)	(790,254)	(598,246)	(1,331,240)	(937,014)
Contract maintenance charges	(241)	(320)	(1,084)	(780)	-	(1,029)

Net increase (decrease) in net assets resulting from contractowners transactions	(155,489)	(82,094)	(755,584)	(636,571)	(1,316,689)	(994,522)

Net Increase (Decrease) in Net Assets	(216,256)	236,748	(968,850)	385,563	494,216	902,802

Net Assets - Beginning of Year	1,794,063	2,344,206	6,288,260	7,065,216	8,553,231	8,803,146
Net Assets - End of Year	$1,577,807	$2,580,954	$5,319,410	$7,450,779	$9,047,447	$9,705,948

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*	EQ/ Moderate Allocation*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(14,458)	$(923,802)	$(96,500)	$(95,335)	$(126,787)	$75,077
Net realized gain (loss) on investments	522,758	8,891,245	1,379,041	1,079,490	2,253,615	496,007
Net change in unrealized appreciation (depreciation) of investments	141,904	708,817	(576,190)	615,291	494,639	(103,808)

Net increase (decrease) in net assets resulting from operations	650,204	8,676,260	706,351	1,599,446	2,621,467	467,276

From Contractowners Transactions:
Payments received from Contractowners	7,552	640,807	34,196	22,622	110,946	28,251
Transfers between Variable Investment Options including guaranteed investment account, net	(449,287)	(552,290)	(66,334)	(72,239)	(227,654)	45,275
Redemptions for contract benefits and terminations	(163,792)	(5,361,267)	(965,153)	(686,704)	(1,795,819)	(1,030,119)
Contract maintenance charges	(857)	(2,318)	(2,448)	(1,080)	(1,056)	(751)

Net increase (decrease) in net assets resulting from contractowners transactions	(606,384)	(5,275,068)	(999,739)	(737,401)	(1,913,583)	(957,344)

Net Increase (Decrease) in Net Assets	43,820	3,401,192	(293,388)	862,045	707,884	(490,068)

Net Assets - Beginning of Year	3,044,212	61,368,795	9,107,636	7,519,882	10,897,318	7,031,785
Net Assets - End of Year	$3,088,032	$64,769,987	$8,814,248	$8,381,927	$11,605,202	$6,541,717

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/ Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*	EQ/Small Company Index*
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$81,617	$(291,408)	$(256,170)	$(22,567)	$(19,012)	$(27,984)
Net realized gain (loss) on investments	308,957	35,180	8,123,489	(2,922)	17,642	394,964
Net change in unrealized appreciation (depreciation) of investments	3,868	3,265	(7,370,325)	(12,248)	(113,984)	(16,425)

Net increase (decrease) in net assets resulting from operations	394,442	(252,963)	496,994	(37,737)	(115,354)	350,555

From Contractowners Transactions:
Payments received from Contractowners	12,739	752,379	64,579	8,942	30,358	42,665
Transfers between Variable Investment Options including guaranteed investment account, net	141,993	2,771,170	(409,613)	(133,275)	39,728	(83,040)
Redemptions for contract benefits and terminations	(134,820)	(6,138,017)	(1,702,090)	(176,568)	(354,353)	(281,320)
Contract maintenance charges	(356)	(3,918)	(1,020)	(220)	(656)	(450)

Net increase (decrease) in net assets resulting from contractowners transactions	19,556	(2,618,386)	(2,048,144)	(301,121)	(284,923)	(322,145)

Net Increase (Decrease) in Net Assets	413,998	(2,871,349)	(1,551,150)	(338,858)	(400,277)	28,410

Net Assets - Beginning of Year	3,588,955	22,066,499	15,957,523	2,001,818	3,508,885	2,660,040
Net Assets - End of Year	$4,002,953	$19,195,150	$14,406,373	$1,662,960	$3,108,608	$2,688,450

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	EQ/T.Rowe Price Growth Stock*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(790,636)	$(36,991)	$(279,191)	$339,058	$(59,121)	$1,967
Net realized gain (loss) on investments	9,427,382	908,369	3,752,414	124,870	434,339	18,381
Net change in unrealized appreciation (depreciation) of investments	(1,430,672)	(65,742)	1,475,456	1,138,622	1,217,473	86,523

Net increase (decrease) in net assets resulting from operations	7,206,074	805,636	4,948,679	1,602,550	1,592,691	106,871

From Contractowners Transactions:
Payments received from Contractowners	268,860	45,390	195,041	694,957	36,815	3,284
Transfers between Variable Investment Options including guaranteed investment account, net	(974,839)	(84,049)	(361,712)	(47,202)	(61,556)	1,795
Redemptions for contract benefits and terminations	(4,782,022)	(550,276)	(1,751,818)	(973,293)	(534,695)	(37,218)
Contract maintenance charges	(19,734)	(232)	-	(987)	(401)	(50)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,507,735)	(589,167)	(1,918,489)	(326,525)	(559,837)	(32,189)

Net Increase (Decrease) in Net Assets	1,698,339	216,469	3,030,190	1,276,025	1,032,854	74,682

Net Assets - Beginning of Year	59,715,853	3,575,028	19,894,074	11,072,275	6,705,586	651,027
Net Assets - End of Year	$61,414,192	$3,791,497	$22,924,264	$12,348,300	$7,738,440	$725,709

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or EQ Premier VIP Trust, affiliates of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(3,854)	$(130,010)	$(26,518)	$(26,250)	$(29,637)	$(139,448)
Net realized gain (loss) on investments	117,980	917,264	228,131	200,417	755,965	1,867,432
Net change in unrealized appreciation (depreciation) of investments	(34,124)	275,126	(34,953)	(18,288)	1,085,677	182,344

Net increase (decrease) in net assets resulting from operations	80,002	1,062,380	166,660	155,879	1,812,005	1,910,328

From Contractowners Transactions:
Payments received from Contractowners	993	66,467	4,346	4,661	285,454	85,442
Transfers between Variable Investment Options including guaranteed investment account, net	(3,097)	(75,178)	(39)	25,145	(387,671)	(77,949)
Redemptions for contract benefits and terminations	(47,038)	(922,082)	(106,382)	(128,496)	(1,188,663)	(1,180,516)
Contract maintenance charges	(72)	(621)	(182)	(130)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(49,214)	(931,414)	(102,257)	(98,820)	(1,290,880)	(1,173,023)

Net Increase (Decrease) in Net Assets	30,788	130,966	64,403	57,059	521,125	737,305

Net Assets - Beginning of Year	584,508	8,129,061	1,675,671	1,342,940	12,323,193	13,004,610
Net Assets - End of Year	$615,296	$8,260,027	$1,740,074	$1,399,999	$12,844,318	$13,741,915

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2021

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(180,940)	$(61,780)	$(33,438)	$4,835	$113,868	$(294)
Net realized gain (loss) on investments	2,958,440	784,966	56,056	170,151	5,134	(146)
Net change in unrealized appreciation (depreciation) of investments	985,843	406,436	504,190	191,592	(313,206)	(4,671)

Net increase (decrease) in net assets resulting from operations	3,763,343	1,129,622	526,808	366,578	(194,204)	(5,111)

From Contractowners Transactions:
Payments received from Contractowners	266,828	42,408	19,347	10,939	16,954	-
Transfers between Variable Investment Options including guaranteed investment account, net	65,251	(90,424)	(1,990)	16,129	26,815	8,806
Redemptions for contract benefits and terminations	(1,657,646)	(650,557)	(412,565)	(204,209)	(278,441)	(87)
Contract maintenance charges	(532)	-	(957)	(369)	(361)	(2)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,326,099)	(698,573)	(396,165)	(177,510)	(235,033)	8,717

Net Increase (Decrease) in Net Assets	2,437,244	431,049	130,643	189,068	(429,237)	3,606

Net Assets - Beginning of Year	18,291,272	7,081,840	4,698,819	3,072,385	3,513,247	15,968
Net Assets - End of Year	$20,728,516	$7,512,889	$4,829,462	$3,261,453	$3,084,010	$19,574

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2021

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(1,416)	$(54,728)
Net realized gain (loss) on investments	(4,521)	442,398
Net change in unrealized appreciation (depreciation) of investments	4,329	1,054,354

Net increase (decrease) in net assets resulting from operations	(1,608)	1,442,024

From Contractowners Transactions:
Payments received from Contractowners	240	33,658
Transfers between Variable Investment Options including guaranteed investment account, net	11,430	(1,456,694)
Redemptions for contract benefits and terminations	(1,980)	(177,966)
Contract maintenance charges	(42)	(158)

Net increase (decrease) in net assets resulting from contractowners transactions	9,648	(1,601,160)

Net Increase (Decrease) in Net Assets	8,040	(159,136)

Net Assets - Beginning of Year	67,244	2,639,450
Net Assets - End of Year	$75,284	$2,480,314

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

1. Organization

Equitable America Variable Account A (the “Account” was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on March 27, 1987. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”) and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), EQ Premier VIP Trust ("VIP"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Mergers & Acquisitions
Invesco V.I. Global Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Health Care Fund	1290 VT Socially Responsible
Invesco V.I. Technology Fund	EQ/AB Small Cap Growth
EQ/Aggressive Allocation
BNY Mellon Investment Adviser, Inc.	EQ/All Asset Growth Allocation
BNY Mellon Stock Index Fund, Inc.	EQ/Capital Group Research

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Franklin Templeton Variable Insurance Products Trust
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond
EQ/Global Equity Managed Volatility	Janus Aspen Series
EQ/Intermediate Government Bond	Janus Henderson Balanced Portfolio
EQ/Janus Enterprise	Janus Henderson Enterprise Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Forty Portfolio
EQ/Large Cap Value Index	Janus Henderson Global Research Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Overseas Portfolio
EQ/Loomis Sayles Growth
EQ/MFS International Growth	MFS® Variable Insurance Trust
EQ/Mid Cap Index	MFS® Utilities Series
EQ/Mid Cap Value Managed Volatility
EQ/Moderate Allocation	PIMCO Variable Insurance Trust
EQ/Moderate-Plus Allocation	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Money Market
EQ/Morgan Stanley Small Cap Growth	ProFunds
EQ/PIMCO Ultra Short Bond	ProFund VP Bear
EQ/Quality Bond PLUS	ProFund VP Rising Rates Opportunity
EQ/Small Company Index	ProFund VP UltraBull
EQ/T.Rowe Price Growth Stock
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

The Account holds assets that are segregated from all of Equitable Financial’s other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s general liabilities for business operations and to creditor rights.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets

b)	Quoted prices for identical or similar assets in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2022 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

4. Purchase and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2022 were as follows:

	Purchases	Sales
1290 VT Equity Income	$726,697	$1,268,126
1290 VT GAMCO Mergers & Acquisitions	71,410	103,549
1290 VT GAMCO Small Company Value	4,599,045	10,066,621
1290 VT Socially Responsible	29,976	189,610
BNY Mellon Stock Index Fund, Inc.	1,837,917	1,575,380
EQ/AB Small Cap Growth	68,201	204,736
EQ/Aggressive Allocation	306,783	162,276
EQ/All Asset Growth Allocation	6,521,415	8,926,611
EQ/Capital Group Research	2,500,753	2,290,465
EQ/Conservative Allocation	158,528	214,590
EQ/Conservative-Plus Allocation	273,222	434,668
EQ/Core Bond Index	336,442	1,416,519
EQ/Core Plus Bond	60,897	233,492
EQ/Global Equity Managed Volatility	85,256	345,790
EQ/Intermediate Government Bond	140,679	961,546
EQ/Janus Enterprise	405,586	749,710
EQ/Large Cap Growth Managed Volatility	812,701	667,928
EQ/Large Cap Value Index	521,739	1,195,208

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Purchases	Sales
EQ/Large Cap Value Managed Volatility	$150,260	$492,016
EQ/Loomis Sayles Growth	5,483,200	5,338,896
EQ/MFS International Growth	366,716	639,179
EQ/Mid Cap Index	504,459	1,052,920
EQ/Mid Cap Value Managed Volatility	431,138	1,226,954
EQ/Moderate Allocation	638,926	501,260
EQ/Moderate-Plus Allocation	440,794	491,436
EQ/Money Market	11,730,677	9,178,684
EQ/Morgan Stanley Small Cap Growth	221,011	1,197,618
EQ/PIMCO Ultra Short Bond	35,709	204,907
EQ/Quality Bond PLUS	48,363	307,504
EQ/Small Company Index	128,351	195,493
EQ/T.Rowe Price Growth Stock	1,320,781	4,235,345
EQ/Value Equity	116,253	475,919
Fidelity® VIP Contrafund® Portfolio	887,316	2,132,567
Franklin Income VIP Fund	949,800	1,606,139
Franklin Rising Dividends VIP Fund	949,275	859,584
Invesco V.I. Diversified Dividend Fund	97,046	94,728
Invesco V.I. Global Core Equity Fund	46,181	111,650
Invesco V.I. Global Fund	1,096,221	715,525
Invesco V.I. Health Care Fund	216,152	257,823
Invesco V.I. Technology Fund	428,330	196,329
Janus Henderson Balanced Portfolio	499,352	1,422,732
Janus Henderson Enterprise Portfolio	1,893,318	1,379,247
Janus Henderson Forty Portfolio	2,538,352	1,472,587
Janus Henderson Global Research Portfolio	757,739	901,524
Janus Henderson Overseas Portfolio	142,524	910,176
MFS® Utilities Series	220,184	638,655
PIMCO Global Bond Opportunities Portfolio (Unhedged)	132,152	625,029
ProFund VP Bear	15,196	5,620
ProFund VP Rising Rates Opportunity	98,467	12,065
ProFund VP Ultrabull	532,965	456,088

The units purchased and redeemed for the year ended December 31, 2022 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	A	7	684	(677)
1290 VT Equity Income	B	3,840	39,349	(35,509)
1290 VT GAMCO Mergers & Acquisitions	B	1,472	5,018	(3,546)
1290 VT GAMCO Small Company Value	B	2,782	88,132	(85,350)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share Class+	Issued	Redeemed	Net Change
1290 VT Socially Responsible	A	502	2,904	(2,402)
1290 VT Socially Responsible	B	19	3,274	(3,255)
BNY Mellon Stock Index Fund, Inc.	INITIAL	6,110	43,778	(37,668)
EQ/AB Small Cap Growth	A	1,089	5,771	(4,682)
EQ/Aggressive Allocation	B	5,997	8,112	(2,115)
EQ/All Asset Growth Allocation	B	9,053	173,497	(164,444)
EQ/Capital Group Research	A	3,600	61,266	(57,666)
EQ/Conservative Allocation	B	8,210	18,688	(10,478)
EQ/Conservative-Plus Allocation	B	16,358	33,019	(16,661)
EQ/Core Bond Index	A	13,670	106,366	(92,696)
EQ/Core Plus Bond	A	2,516	16,815	(14,299)
EQ/Global Equity Managed Volatility	A	819	7,271	(6,452)
EQ/Intermediate Government Bond	A	9,522	76,381	(66,859)
EQ/Janus Enterprise	A	1,232	25,604	(24,372)
EQ/Large Cap Growth Managed Volatility	B	609	17,238	(16,629)
EQ/Large Cap Value Index	A	8,655	38,754	(30,099)
EQ/Large Cap Value Managed Volatility	A	1,386	11,987	(10,601)
EQ/Loomis Sayles Growth Portfolio	B	8,153	133,599	(125,446)
EQ/MFS International Growth	B	1,336	20,314	(18,978)
EQ/Mid Cap Index	A	1,302	27,358	(26,056)
EQ/Mid Cap Value Managed Volatility	A	4,019	36,078	(32,059)
EQ/Moderate Allocation	B	11,434	31,477	(20,043)
EQ/Moderate-Plus Allocation	B	5,250	31,751	(26,501)
EQ/Money Market	A	1,232,883	957,185	275,698
EQ/Morgan Stanley Small Cap Growth	B	13,247	88,846	(75,599)
EQ/PIMCO Ultra Short Bond	B	1,600	16,907	(15,307)
EQ/Quality Bond PLUS	B	844	16,470	(15,626)
EQ/Small Company Index	A	917	3,858	(2,941)
EQ/T. Rowe Price Growth Stock	B	3,367	53,053	(49,686)
EQ/Value Equity	B	1,191	19,082	(17,891)
Fidelity® VIP Contrafund® Portfolio	SERVICE	620	43,125	(42,505)
Franklin Income VIP Fund	CLASS 2	7,304	54,171	(46,867)
Franklin Rising Dividends VIP Fund	CLASS 2	1,646	17,687	(16,041)
Invesco V.I. Diversified Dividend Fund	SERIES I	494	6,400	(5,906)
Invesco V.I. Global Core Equity Fund	SERIES I	995	6,207	(5,212)
Invesco V.I. Global Fund	SERVICE	2,700	16,062	(13,362)
Invesco V.I. Health Care Fund	SERIES I	1,134	6,907	(5,773)
Invesco V.I. Technology Fund	SERIES I	3,097	7,197	(4,100)
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1,405	36,409	(35,004)
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1,470	32,935	(31,465)
Janus Henderson Forty Portfolio	INSTITUTIONAL	3,424	18,130	(14,706)
Janus Henderson Forty Portfolio	SERVICE	811	7,451	(6,640)
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1,473	41,492	(40,019)
Janus Henderson Overseas Portfolio	SERVICE	3,408	33,227	(29,819)
MFS® Utilities Series	INITIAL	834	10,219	(9,385)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	3,508	33,808	(30,300)
ProFund VP Bear	COMMON	20,444	7,052	13,392
ProFund VP Rising Rates Opportunity	COMMON	74,905	6,092	68,813
ProFund VP UltraBull	COMMON	1,752	6,297	(4,545)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

5. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT and VIP. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT and VIP. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.52% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT and VIP.

6. Reorganizations

There were no reorganizations within the Variable Investment Options of the Account during the years ended December 31, 2022 and December 31, 2021.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

7. Contractowner Charges and Asset-based Charges

Policy premiums received from Equitable Financial by the Account represent gross policy premiums recorded by Equitable Financial less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in “Payments received from Contractowners” in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option (“fund value”) as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as “Asset-based Charges” in the Statement of Operations.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

8. Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Unit Outstanding
	Share Class+	2022	2021	2020	2019	2018
1290 VT Equity Income	A	8,562	9,239	9,467	9,473	9,478
1290 VT Equity Income	B	287,489	322,998	352,705	384,086	435,075
1290 VT GAMCO Mergers & Acquisitions	B	78,462	82,008	69,876	76,145	101,178
1290 VT GAMCO Small Company Value	B	685,231	770,581	850,275	949,304	1,069,926
1290 VT Socially Responsible	A	53,953	56,355	62,614	70,071	75,318
1290 VT Socially Responsible	B	14,238	17,493	17,575	19,764	20,037

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

		Unit Outstanding
	Share Class+	2022	2021	2020	2019	2018
BNY Mellon Stock Index Fund, Inc.	INITIAL	500,066	537,734	582,854	624,973	680,738
EQ/AB Small Cap Growth	A	33,352	38,034	42,169	48,820	53,920
EQ/Aggressive Allocation	B	81,792	83,907	82,940	83,612	86,634
EQ/All Asset Growth Allocation	B	1,381,401	1,545,845	1,697,769	1,887,853	2,088,747
EQ/Capital Group Research	A	608,744	666,410	723,239	185,564	200,630
EQ/Conservative Allocation	B	103,775	114,253	99,283	110,625	162,538
EQ/Conservative-Plus Allocation	B	55,520	72,181	56,481	74,762	88,941
EQ/Core Bond Index	A	818,319	911,015	1,021,845	1,135,915	1,264,337
EQ/Core Plus Bond	A	100,965	115,264	125,733	137,663	148,598
EQ/Global Equity Managed Volatility	A	46,045	52,497	54,247	60,727	69,797
EQ/Intermediate Government Bond	A	363,437	430,296	486,419	515,013	575,677
EQ/Janus Enterprise	A	210,720	235,092	253,069	293,407	335,733
EQ/Large Cap Growth Managed Volatility	B	188,140	204,769	237,543	274,448	301,279
EQ/Large Cap Value Index	A	291,115	321,214	356,028	394,534	432,294
EQ/Large Cap Value Managed Volatility	A	43,009	53,610	62,782	67,924	79,824
EQ/Loomis Sayles Growth Portfolio	B	1,287,973	1,413,419	1,533,945	1,741,629	1,974,195
EQ/MFS International Growth	B	264,348	283,326	316,337	353,918	381,326
EQ/Mid Cap Index	A	190,718	216,774	237,130	261,266	303,928
EQ/Mid Cap Value Managed Volatility	A	313,105	345,164	405,606	467,997	517,024
EQ/Moderate Allocation	B	400,485	420,528	484,917	534,809	543,364
EQ/Moderate-Plus Allocation	B	199,142	225,643	225,168	251,758	261,149
EQ/Money Market	A	2,319,578	2,043,880	2,325,597	1,904,377	2,083,937
EQ/Morgan Stanley Small Cap Growth	B	687,163	762,762	855,438	-	-
EQ/PIMCO Ultra Short Bond	B	135,364	150,671	176,697	216,605	243,910
EQ/Quality Bond PLUS	B	158,491	174,117	186,993	207,304	236,392
EQ/Small Company Index	A	48,204	51,145	56,475	60,202	64,876
EQ/T. Rowe Price Growth Stock	B	585,142	634,828	690,761	759,505	848,277
EQ/Value Equity	B	126,854	144745	169.11	192,623	221,213
Fidelity® VIP Contrafund® Portfolio	SERVICE	365,564	408,069	446,191	507,289	571,362
Franklin Income VIP Fund	CLASS 2	397,967	444,834	457,195	509,509	580,190
Franklin Rising Dividends VIP Fund	CLASS 2	145,754	161,795	174,533	192,900	211,320
Invesco V.I. Diversified Dividend Fund	SERIES I	45,188	51,094	53,626	59,309	67,454
Invesco V.I. Global Core Equity Fund	SERIES I	24,931	30,143	32,709	35,629	42,689
Invesco V.I. Global Fund	SERVICE	133,721	147,083	164,000	186,380	218,732
Invesco V.I. Health Care Fund	SERIES I	41,257	47,030	50,082	56,319	60,468
Invesco V.I. Technology Fund	SERIES I	32,216	36,316	39,024	40,555	43,162
Janus Henderson Balanced Portfolio	INSTITUTIONAL	274,277	309,281	343,107	390,772	445,995
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	273,969	305,434	333,195	394,848	438,336
Janus Henderson Forty Portfolio	INSTITUTIONAL	237,653	252,359	269,752	301,755	330,066
Janus Henderson Forty Portfolio	SERVICE	52,895	59,535	63,744	72,402	80,089
Janus Henderson Global Research Portfolio	INSTITUTIONAL	267,625	307,644	337,989	368,890	401,212
Janus Henderson Overseas Portfolio	SERVICE	138,376	168,195	182,695	201,438	226,208
MFS® Utilities Series	INITIAL	48,333	57,718	61,194	73,641	84,730
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	130,944	161,244	173,540	200,094	208,688
ProFund VP Bear	COMMON	43,892	30,500	18,586	15,838	14,973
ProFund VP Rising Rates Opportunity	COMMON	137,348	68,535	61,166	59,531	121,260
ProFund VP UltraBull	COMMON	24,475	29,020	45,663	38,386	47,632

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share	Unit Value
	Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	$25.62	$25.62	$25.17	$25.17	$20.16	$20.16	$21.39	$21.39	$17.43	$17.43
1290 VT Equity Income	B	27.37	33.19	27.30	32.58	22.21	26.09	21.02	31.28	19.81	22.54
1290 VT GAMCO Mergers & Acquisitions	B	14.12	17.82	15.38	19.19	14.14	17.43	14.66	18.03	13.82	16.66
1290 VT GAMCO Small Company Value	B	44.06	59.62	50.72	67.55	41.69	54.63	39.15	256.30	32.64	41.42
1290 VT Socially Responsible	A	20.77	20.77	27.01	27.01	21.01	21.01	17.75	17.75	13.81	13.81
1290 VT Socially Responsible	B	23.87	29.13	31.37	37.84	24.64	29.39	21.03	24.80	16.53	19.27
BNY Mellon Stock Index Fund, Inc.	INITIAL	29.93	29.93	37.13	37.13	29.31	29.31	25.18	25.18	19.45	19.45
EQ/AB Small Cap Growth	A	25.12	30.02	35.94	42.47	38.19	38.07	24.52	28.86	23.23	22.42
EQ/Aggressive Allocation	B	13.67	16.35	17.14	20.27	14.98	17.51	13.29	15.35	10.93	12.48
EQ/All Asset Growth Allocation	B	14.74	17.78	17.64	21.04	16.28	19.19	14.84	91.29	12.76	14.70
EQ/Capital Group Research	A	32.83	45.03	41.66	56.25	34.81	46.26	23.83	37.98	22.48	28.92
EQ/Conservative Allocation	B	10.68	11.54	11.30	13.37	11.27	13.17	10.75	12.42	10.07	11.51
EQ/Conservative-Plus Allocation	B	10.80	12.92	12.94	15.30	12.42	14.51	11.56	13.35	10.43	11.91
EQ/Core Bond Index	A	7.93	13.11	8.94	14.54	9.39	15.03	9.11	14.34	8.81	13.65
EQ/Core Plus Bond	A	8.62	13.55	10.18	15.75	10.65	16.22	9.53	14.29	9.17	13.53
EQ/Global Equity Managed Volatility	A	36.16	41.67	47.04	53.34	41.74	46.58	35.59	51.51	30.84	33.33
EQ/Intermediate Government Bond	A	7.76	11.18	8.64	12.26	9.08	12.67	8.95	17.50	8.84	11.95
EQ/Janus Enterprise	A	27.66	24.98	34.10	30.31	30.01	26.25	18.74	36.65	19.58	16.58
EQ/Large Cap Growth Managed Volatility	B	30.26	30.26	44.18	44.18	36.01	36.01	27.65	27.65	20.96	20.96
EQ/Large Cap Value Index	A	24.63	30.17	27.60	33.27	22.84	27.10	21.34	31.81	18.81	21.62
EQ/Large Cap Value Managed Volatility	A	17.24	20.91	19.96	23.93	16.37	19.40	15.86	109.61	12.94	14.99
EQ/Loomis Sayles Growth Portfolio	B	30.47	35.15	43.51	49.40	38.52	43.03	26.60	38.56	23.69	25.63
EQ/MFS International Growth	B	21.52	30.68	25.71	36.63	23.82	33.90	20.93	29.76	16.67	23.68
EQ/Mid Cap Index	A	29.01	36.93	34.53	43.26	28.67	35.34	25.83	36.11	21.43	25.59
EQ/Mid Cap Value Managed Volatility	A	24.20	29.96	29.12	35.49	23.51	28.20	23.03	27.19	18.71	21.74
EQ/Moderate Allocation	B	11.16	13.34	13.51	15.97	12.76	14.91	11.74	13.56	10.40	11.88
EQ/Moderate-Plus Allocation	B	12.56	15.02	15.50	18.33	14.08	16.46	12.64	14.60	10.78	12.32

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share	Unit Value
	Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Money Market	A	$7.37	$9.72	$7.50	$9.73	$7.69	$9.83	$7.90	$9.93	$8.00	$9.90
EQ/Morgan Stanley Small Cap Growth	B	10.15	10.47	18.60	18.96	18.55	18.69	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	7.87	11.77	8.14	11.98	8.41	12.18	8.55	12.20	8.58	12.04
EQ/Quality Bond PLUS	B	14.19	21.44	16.02	24.18	16.59	25.01	15.87	23.90	15.23	22.91
EQ/Small Company Index	A	30.39	40.02	38.97	50.51	34.83	44.43	29.91	148.00	24.57	30.35
EQ/T. Rowe Price Growth Stock	B	25.89	118.76	42.77	195.98	38.09	174.34	28.27	129.27	21.86	99.85
EQ/Value Equity	B	17.89	23.40	21.67	27.89	17.78	22.52	17.78	22.16	14.81	18.17
Fidelity® VIP Contrafund® Portfolio	SERVICE	40.80	40.80	56.18	56.18	44.59	44.59	34.65	34.65	26.72	26.72
Franklin Income VIP Fund	CLASS 2	20.83	28.84	22.66	30.88	19.96	26.77	20.39	26.90	18.07	23.46
Franklin Rising Dividends VIP Fund	CLASS 2	33.84	46.94	38.91	53.12	31.56	42.40	27.99	37.00	22.27	28.98
Invesco V.I. Diversified Dividend Fund	SERIES I	12.33	14.60	12.83	15.03	11.05	12.79	11.30	14.84	9.25	10.46
Invesco V.I. Global Core Equity Fund	SERIES I	13.44	16.97	17.61	21.98	15.55	19.18	14.06	20.44	11.49	13.86
Invesco V.I. Global Fund	SERVICE	29.55	41.06	44.65	61.05	39.87	53.65	31.70	42.64	25.19	32.83
Invesco V.I. Health Care Fund	SERIES I	27.85	35.70	32.89	41.68	29.99	37.57	26.82	33.22	20.72	25.37
Invesco V.I. Technology Fund	SERIES I	21.80	24.81	37.16	41.82	33.25	36.99	23.30	25.62	17.55	19.08
Janus Henderson Balanced Portfolio	INSTITUTIONAL	34.25	34.25	41.53	41.53	35.92	35.92	31.85	31.85	26.33	26.33
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	37.31	37.31	44.99	44.99	39.03	39.03	33.11	33.11	24.77	24.77
Janus Henderson Forty Portfolio	INSTITUTIONAL	42.18	42.18	64.34	64.34	53.06	53.06	38.58	38.58	28.51	28.51
Janus Henderson Forty Portfolio	SERVICE	43.78	52.40	67.94	80.02	56.99	66.06	41.24	52.18	31.67	35.56
Janus Henderson Global Research Portfolio	INSTITUTIONAL	19.41	19.41	24.42	24.42	20.96	20.96	17.69	17.69	13.90	13.90
Janus Henderson Overseas Portfolio	SERVICE	26.71	27.14	30.13	30.13	27.35	26.92	20.54	30.89	19.68	18.75
MFS® Utilities Series	INITIAL	45.16	62.60	45.88	62.88	41.17	55.78	39.80	64.61	32.58	43.13
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	10.51	18.31	12.15	20.82	13.03	21.98	12.17	20.20	11.79	19.27
ProFund VP Bear	COMMON	0.60	0.75	0.52	0.65	0.71	0.87	0.98	1.20	1.30	1.55
ProFund VP Rising Rates Opportunity	COMMON	1.55	1.94	1.00	1.24	0.90	1.26	1.26	1.74	1.57	2.13
ProFund VP UltraBull	COMMON	43.59	54.91	73.64	91.28	47.88	58.42	41.10	54.72	26.39	31.18

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Net Assets (000’s)
	2022	2021	2020	2019	2018
1290 VT Equity Income	$8,786	$9,712	$8,512	$9,839	$9,098
1290 VT GAMCO Mergers & Acquisitions	1,343	1,514	1,166	1,306	1,616
1290 VT GAMCO Small Company Value	79,214	99,717	88,533	90,360	83,292
1290 VT Socially Responsible	1,505	2,145	1,803	1,709	1,408
BNY Mellon Stock Index Fund, Inc.	14,965	19,968	17,084	15,734	13,242
EQ/AB Small Cap Growth	914	1,494	1,499	1,295	1,143
EQ/Aggressive Allocation	1,288	1,642	1,406	1,244	1,050
EQ/All Asset Growth Allocation	68,022	89,261	88,396	88,290	83,127
EQ/Capital Group Research	18,361	25,255	22,589	5,122	4,261
EQ/Conservative Allocation	1,171	1,477	1,265	1,335	1,830
EQ/Conservative-Plus Allocation	698	1,078	802	976	1,042
EQ/Core Bond Index	9,441	11,705	13,620	14,469	15,396
EQ/Core Plus Bond	1,179	1,578	1,794	1,740	1,797
EQ/Global Equity Managed Volatility	1,748	2,581	2,344	2,337	2,188
EQ/Intermediate Government Bond	4,066	5,319	6,288	6,514	7,122
EQ/Janus Enterprise	5,509	7,451	7,065	7,218	6,125
EQ/Large Cap Growth Managed Volatility	5,693	9,047	8,553	7,589	6,314
EQ/Large Cap Value Index	7,948	9,706	8,803	9,716	8,631
EQ/Large Cap Value Managed Volatility	2,267	3,088	3,044	3,208	2,759
EQ/Loomis Sayles Growth Portfolio	41,914	64,770	61,369	54,004	47,267
EQ/MFS International Growth	6,864	8,814	9,108	9,001	7,696
EQ/Mid Cap Index	6,239	8,382	7,520	7,477	7,068
EQ/Mid Cap Value Managed Volatility	8,839	11,605	10,897	12,200	10,828
EQ/Moderate Allocation	5,190	6,542	7,032	7,079	6,308
EQ/Moderate-Plus Allocation	2,907	4,003	3,589	3,564	3,126
EQ/Money Market	21,753	19,195	22,066	18,272	19,769
EQ/Morgan Stanley Small Cap Growth	7,141	14,406	15,958	-	-
EQ/PIMCO Ultra Short Bond	1,461	1,663	2,002	2,469	2,747
EQ/Quality Bond PLUS	2,504	3,109	3,509	3,781	4,114
EQ/Small Company Index	2,006	2,688	2,660	2,414	2,095
EQ/T. Rowe Price Growth Stock	34,279	61,414	59,716	48,294	41,418
EQ/Value Equity	2,773	3,791	3,575	4,031	3,796
Fidelity® VIP Contrafund® Portfolio	14,916	22,924	19,894	17,579	15,265
Franklin Income VIP Fund	10,259	12,348	11,072	12,483	12,474
Franklin Rising Dividends VIP Fund	6,105	7,738	6,706	6,527	5,625
Invesco V.I. Diversified Dividend Fund	624	726	651	733	681
Invesco V.I. Global Core Equity Fund	390	615	585	568	551
Invesco V.I. Global Fund	5,035	8,260	8,129	7,366	6,667
Invesco V.I. Health Care Fund	1,292	1,740	1,676	1,678	1,387
Invesco V.I. Technology Fund	737	1,400	1,343	977	781
Janus Henderson Balanced Portfolio	9,395	12,844	12,323	12,445	11,744
Janus Henderson Enterprise Portfolio	10,222	13,742	13,005	13,074	10,858
Janus Henderson Forty Portfolio	12,632	20,729	18,291	14,948	12,128
Janus Henderson Global Research Portfolio	5,196	7,513	7,082	6,527	5,576
Janus Henderson Overseas Portfolio	3,548	4,829	4,699	4,544	4,101
MFS® Utilities Series	2,692	3,261	3,072	3,555	3,323
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,187	3,084	3,513	3,732	3,721
ProFund VP Bear	32	20	16	18	23
ProFund VP Rising Rates Opportunity	237	75	67	91	233
ProFund VP UltraBull	1,255	2,480	2,639	1,803	1,426

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Income Ratio *
	2022	2021	2020	2019	2018
1290 VT Equity Income	1.69%	1.52%	1.69%	2.27%	2.02%
1290 VT GAMCO Mergers & Acquisitions	0.32	0.74	0.16	3.74	1.47
1290 VT GAMCO Small Company Value	0.49	0.64	0.62	0.59	0.56
1290 VT Socially Responsible	0.57	0.45	0.71	0.93	0.97
BNY Mellon Stock Index Fund, Inc.	1.27	1.14	1.46	1.74	1.72
EQ/AB Small Cap Growth	0.11	-	0.07	0.16	0.12
EQ/Aggressive Allocation	0.82	4.29	2.57	1.60	1.54
EQ/All Asset Growth Allocation	1.19	3.88	1.39	1.68	1.76
EQ/Capital Group Research	0.15	-	0.16	0.58	0.60
EQ/Conservative Allocation	1.35	1.54	1.69	1.45	1.56
EQ/Conservative-Plus Allocation	1.07	2.40	1.74	1.51	0.87
EQ/Core Bond Index	1.51	1.34	1.41	1.84	1.79
EQ/Core Plus Bond	2.16	1.29	2.03	2.04	2.10
EQ/Global Equity Managed Volatility	0.30	0.91	0.57	1.31	1.04
EQ/Intermediate Government Bond	0.84	0.64	0.95	1.50	1.23
EQ/Janus Enterprise	-	0.10	-	0.02	-
EQ/Large Cap Growth Managed Volatility	0.06	-	0.07	0.44	0.52
EQ/Large Cap Value Index	1.35	1.26	1.63	2.22	2.03
EQ/Large Cap Value Managed Volatility	1.13	0.91	1.41	1.96	2.48
EQ/Loomis Sayles Growth Portfolio	-	-	-	0.03	0.09
EQ/MFS International Growth	0.79	0.23	0.40	1.26	0.88
EQ/Mid Cap Index	0.85	0.63	0.85	1.08	1.09
EQ/Mid Cap Value Managed Volatility	0.86	0.55	0.96	1.38	1.26
EQ/Moderate Allocation	1.18	2.49	2.04	1.66	1.62
EQ/Moderate-Plus Allocation	0.95	3.59	2.26	1.60	1.67
EQ/Money Market	1.15	-	0.20	1.61	1.25
EQ/Morgan Stanley Small Cap Growth	0.01	-	-	-	-
EQ/PIMCO Ultra Short Bond	1.30	0.38	0.68	2.16	1.88
EQ/Quality Bond PLUS	0.62	0.74	1.26	1.51	1.63
EQ/Small Company Index	0.84	0.64	0.87	1.13	0.93
EQ/T. Rowe Price Growth Stock	-	-	-	-	-
EQ/Value Equity	0.95	0.67	1.56	1.87	1.59
Fidelity® VIP Contrafund® Portfolio	0.35	0.05	0.14	0.37	0.63
Franklin Income VIP Fund	4.81	4.60	5.38	5.46	4.90
Franklin Rising Dividends VIP Fund	0.75	0.85	1.18	1.26	1.29
Invesco V.I. Diversified Dividend Fund	1.79	2.19	2.73	2.94	2.16
Invesco V.I. Global Core Equity Fund	0.32	0.97	1.21	1.42	1.07
Invesco V.I. Global Fund	-	-	0.40	0.65	0.80
Invesco V.I. Health Care Fund	-	0.20	0.30	0.04	-
Invesco V.I. Technology Fund	-	-	-	-	-
Janus Henderson Balanced Portfolio	1.30	0.89	1.68	1.91	2.23
Janus Henderson Enterprise Portfolio	0.35	0.32	0.06	0.21	0.26
Janus Henderson Forty Portfolio	0.14	-	0.24	0.13	-
Janus Henderson Global Research Portfolio	1.52	0.53	0.66	1.02	1.19
Janus Henderson Overseas Portfolio	1.51	1.06	1.04	1.81	1.73
MFS® Utilities Series	2.28	1.72	2.38	3.88	1.04
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.41	5.05	2.39	2.53	6.37
ProFund VP Bear	-	-	0.43	0.09	-
ProFund VP Rising Rates Opportunity	-	-	0.65	0.11	-
ProFund VP UltraBull	-	-	0.81	0.28	-

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share	Expense Ratio **
	Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1290 VT Equity Income	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT GAMCO Mergers & Acquisitions	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
1290 VT GAMCO Small Company Value	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT Socially Responsible	A	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
1290 VT Socially Responsible	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
BNY Mellon Stock Index Fund, Inc.	INITIAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/AB Small Cap Growth	A	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Aggressive Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/All Asset Growth Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Capital Group Research	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Conservative Allocation	B	1.20	1.70	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Conservative-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Core Bond Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Core Plus Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Intermediate Government Bond	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Growth Managed Volatility	B	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/Large Cap Value Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Value Managed Volatility	A	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Loomis Sayles Growth Portfolio	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/MFS International Growth	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Mid Cap Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Value Managed Volatility	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Moderate Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Moderate-Plus Allocation	B	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share	Expense Ratio **
	Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Money Market	A	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%	1.20%	2.80%
EQ/Morgan Stanley Small Cap Growth	B	1.20	2.35	1.20	2.35	1.20	2.35	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Quality Bond PLUS	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Small Company Index	A	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/T. Rowe Price Growth Stock	B	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Value Equity	B	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.85
Fidelity® VIP Contrafund® Portfolio	SERVICE	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Franklin Income VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Franklin Rising Dividends VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Diversified Dividend Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Core Equity Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Fund	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Health Care Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.85
Invesco V.I. Technology Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.85
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Overseas Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
MFS® Utilities Series	INITIAL	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
ProFund VP Bear	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP Rising Rates Opportunity	COMMON	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.85
ProFund VP UltraBull	COMMON	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share	Total Return ***
	Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	A	1.81%	1.81%	24.82%	24.82%	(5.72)%	(5.72)%	22.67%	22.67%	(12.79)%	(12.79)%
1290 VT Equity Income	B	0.25%	1.86%	22.90%	24.88%	(7.18)%	(5.68)%	20.79%	22.73%	(14.14)%	(12.75)%
1290 VT GAMCO Mergers & Acquisitions	B	(8.20)%	(7.14)%	8.80%	10.06%	(3.59)%	(2.47)%	6.10%	7.33%	(7.13)%	(6.05)%
1290 VT GAMCO Small Company Value	B	(13.13)%	(11.73)%	21.68%	23.64%	6.49%	8.20%	19.95%	21.88%	(17.93)%	(16.59)%
1290 VT Socially Responsible	A	(23.13)%	(23.13)%	28.57%	28.57%	18.35%	18.35%	28.52%	28.52%	(5.66)%	(5.66)%
1290 VT Socially Responsible	B	(23.92)%	(23.04)%	27.29%	28.76%	17.17%	18.53%	27.24%	28.71%	(6.60)%	(5.52)%
BNY Mellon Stock Index Fund, Inc.	INITIAL	(19.41)%	(19.41)%	26.69%	26.69%	16.43%	16.43%	29.42%	29.42%	(5.92)%	(5.92)%
EQ/AB Small Cap Growth	A	(30.12)%	(29.31)%	10.30%	11.57%	32.31%	34.44%	24.27%	26.28%	(10.44)%	(8.98)%
EQ/Aggressive Allocation	B	(20.25)%	(19.33)%	14.46%	15.78%	12.72%	14.02%	21.60%	23.00%	(10.85)%	(9.81)%
EQ/All Asset Growth Allocation	B	(16.46)%	(15.49)%	8.35%	9.60%	9.68%	10.95%	16.33%	17.67%	(9.72)%	(8.67)%
EQ/Capital Group Research	A	(21.20)%	(19.93)%	19.67%	21.60%	19.87%	21.80%	29.21%	31.30%	(7.48)%	(5.98)%
EQ/Conservative Allocation	B	(14.07)%	(13.64)%	0.32%	1.48%	4.82%	6.04%	6.70%	7.93%	(3.86)%	(2.74)%
EQ/Conservative-Plus Allocation	B	(16.53)%	(15.57)%	4.25%	5.46%	7.43%	8.68%	10.85%	12.13%	(5.90)%	(4.80)%
EQ/Core Bond Index	A	(11.26)%	(9.83)%	(4.80)%	(3.26)%	3.14%	4.80%	3.33%	5.00%	(2.54)%	(0.96)%
EQ/Core Plus Bond	A	(15.34)%	(13.97)%	(4.40)%	(2.86)%	11.69%	13.49%	3.96%	5.64%	(3.27)%	(1.70)%
EQ/Global Equity Managed Volatility	A	(23.13)%	(21.89)%	12.69%	14.51%	11.12%	12.92%	21.81%	23.78%	(14.60)%	(13.21)%
EQ/Intermediate Government Bond	A	(10.19)%	(8.74)%	(4.83)%	(3.30)%	1.42%	3.06%	1.29%	2.93%	(1.97)%	(0.38)%
EQ/Janus Enterprise	A	(18.87)%	(17.56)%	13.61%	15.45%	15.54%	17.40%	32.69%	34.83%	(4.52)%	(2.97)%
EQ/Large Cap Growth Managed Volatility	B	(31.51)%	(31.51)%	22.71%	22.71%	30.24%	30.24%	31.92%	31.92%	(4.28)%	(4.28)%
EQ/Large Cap Value Index	A	(10.75)%	(9.32)%	20.85%	22.80%	(0.61)%	0.99%	22.16%	24.13%	(11.42)%	(9.98)%
EQ/Large Cap Value Managed Volatility	A	(13.64)%	(12.64)%	21.93%	23.34%	3.23%	4.42%	22.53%	23.94%	(12.03)%	(11.01)%
EQ/Loomis Sayles Growth Portfolio	B	(29.96)%	(28.83)%	12.97%	14.79%	27.31%	29.36%	27.71%	29.77%	(5.68)%	(4.15)%
EQ/MFS International Growth	B	(16.32)%	(16.24)%	7.96%	8.06%	13.80%	13.91%	25.54%	25.66%	(10.59)%	(10.50)%
EQ/Mid Cap Index	A	(15.98)%	(14.63)%	20.46%	22.41%	9.74%	11.51%	21.92%	23.88%	(14.15)%	(12.75)%
EQ/Mid Cap Value Managed Volatility	A	(16.92)%	(15.58)%	23.89%	25.88%	2.07%	3.71%	23.09%	25.08%	(15.70)%	(14.34)%
EQ/Moderate Allocation	B	(17.43)%	(16.47)%	5.90%	7.12%	8.68%	9.83%	12.85%	14.16%	(6.99)%	(5.91)%
EQ/Moderate-Plus Allocation	B	(18.98)%	(18.04)%	10.06%	11.33%	11.45%	12.74%	17.21%	18.56%	(9.01)%	(7.95)%
EQ/Money Market	A	(1.69)%	(0.11)%	(2.58)%	(1.01)%	(2.56)%	(0.99)%	(1.29)%	0.30%	(1.54)%	(0.06)%
EQ/Morgan Stanley Small Cap Growth	B	(45.42)%	(44.79)%	0.29%	1.45%	0.73	0.74	-	-	-	-
EQ/PIMCO Ultra Short Bond	B	(3.34)%	(1.79)%	(3.20)%	(1.64)%	(1.68)%	(0.09)%	(0.28)%	1.33%	(1.84)%	(0.25)%
EQ/Quality Bond PLUS	B	(11.41)%	(11.32)%	(3.43)%	(3.33)%	4.55%	4.66%	4.22%	4.32%	(1.23)%	(1.13)%
EQ/Small Company Index	A	(22.02)%	(20.77)%	11.88%	13.69%	16.43%	18.30%	21.76%	23.72%	(13.77)%	(12.37)%
EQ/T. Rowe Price Growth Stock	B	(39.46)%	(39.40)%	12.30%	12.41%	34.72%	34.86%	29.34%	29.47%	(2.94)%	(2.85)%
EQ/Value Equity	B	(17.45)%	(16.12)%	21.91%	23.88%	(0.02)%	1.59%	20.03%	21.96%	(10.57)%	(9.12)%
Fidelity® VIP Contrafund® Portfolio	SERVICE	(27.37)%	(27.37)%	26.00%	26.00%	28.68%	28.68%	29.69%	29.69%	(7.75)%	(7.75)%
Franklin Income VIP Fund	CLASS 2	(8.08)%	(6.60)%	13.53%	15.36%	(2.09)%	(0.51)%	12.85%	14.67%	(6.96)%	(5.45)%
Franklin Rising Dividends VIP Fund	CLASS 2	(13.04)%	(11.64)%	23.29%	25.28%	12.77%	14.59%	25.66%	27.69%	(7.71)%	(6.21)%
Invesco V.I. Diversified Dividend Fund	SERIES I	(3.96)%	(2.85)%	16.13%	17.48%	(2.18)%	(1.05)%	22.19%	23.60%	(9.73)%	(8.68)%
Invesco V.I. Global Core Equity Fund	SERIES I	(23.69)%	(22.81)%	13.28%	14.59%	10.60%	11.88%	22.29%	23.70%	(17.30)%	(16.33)%

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2022

	Share	Total Return ***
	Class+	2022		2021		2020		2019		2018
		Low	High	Low	High	Low	High	Low	High	Low	High

Invesco V.I. Global Fund	SERVICE	(33.82)%	(32.75)%	11.99%	13.80%	23.82%	25.82%	27.83%	29.89%	(15.80)%	(14.43)%
Invesco V.I. Health Care Fund	SERIES I	(15.33)%	(14.35)%	9.69%	10.96%	11.80%	13.09%	29.43%	30.92%	(1.45)%	(0.31)%
Invesco V.I. Technology Fund	SERIES I	(41.34)%	(40.67)%	11.75%	13.05%	42.73%	44.37%	32.72%	34.26%	(2.78)%	(1.65)%
Janus Henderson Balanced Portfolio	INSTITUTIONAL	(17.52)%	(17.52)%	15.62%	15.62%	12.78%	12.78%	20.95%	20.95%	(0.68)%	(0.68)%
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	(17.07)%	(17.07)%	15.26%	15.26%	17.87%	17.87%	33.67%	33.67%	(1.76)%	(1.76)%
Janus Henderson Forty Portfolio	INSTITUTIONAL	(34.44)%	(34.44)%	21.25%	21.25%	37.53%	37.53%	35.32%	35.32%	0.61%	0.61%
Janus Henderson Forty Portfolio	SERVICE	(35.56)%	(34.52)%	19.22%	21.14%	35.20%	37.38%	33.07%	35.22%	(1.11)%	(0.50)%
Janus Henderson Global Research Portfolio	INSTITUTIONAL	(20.49)%	(20.49)%	16.51%	16.51%	18.45%	18.45%	27.31%	27.31%	(8.12)%	(8.12)%
Janus Henderson Overseas Portfolio	SERVICE	(11.35)%	(9.92)%	10.16%	11.94%	12.82%	14.64%	23.21%	25.20%	(17.49)%	(16.15)%
MFS® Utilities Series	INITIAL	(1.58)%	(0.44)%	11.44%	12.73%	3.44%	4.64%	22.16%	23.58%	(1.30)%	(0.15)%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	(13.46)%	(12.06)%	(6.80)%	(5.30)%	7.07%	8.80%	3.20%	4.86%	(6.85)%	(5.34)%
ProFund VP Bear	COMMON	14.40%	15.72%	(26.38)%	(25.53)%	(27.37)%	(26.50)%	(24.74)%	(23.87)%	1.62%	2.81%
ProFund VP Rising Rates Opportunity	COMMON	54.81%	56.59%	(2.39)%	(1.26)%	(28.73)%	(27.57)%	(19.70)%	(18.40)%	1.27%	2.91%
ProFund VP UltraBull	COMMON	(40.80)%	(39.85)%	53.78%	56.26%	16.52%	18.40%	55.75%	58.26%	(17.85)%	(16.52)%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (concluded)

December 31, 2022

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2022 through the date on which the financial statements were issued. It has been determined that there are no subsequent transactions or events that require adjustment or disclosure in the financial statements.